As filed with the Securities and Exchange Commission on January 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end:  August 31, 2013

Date of reporting period:  November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

NOVEMBER 30, 2012

Schedule of Investments Emerging Markets Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.2%)

Brazil (8.6%)
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	250,500	1,777
BM&FBOVESPA SA	316,100	1,899
BR Malls Participacoes SA	161,100	2,070
Brasil Insurance Participacoes E Administracao SA	160,100	1,326
Cia Hering	36,100	808
Companhia de Bebidas das Americas ADR, Preference Shares	57,800	2,405
Qualicorp SA *	205,600	1,997
Refinaria de Petroleo Ipiranga SA, Preference Shares Ñ*^^	173	0
TOTVS SA	114,025	2,134
Vale SA ADR, Preference Shares	176,125	3,010
		17,426

Chile (0.9%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	32,170	1,821

China (20.5%)
AAC Technologies Holdings, Inc.	685,600	2,574
Agricultural Bank of China Ltd., H Shares	6,838,100	3,009
Baidu, Inc. ADR *	26,700	2,571
China Everbright International Ltd.	3,438,600	1,633
China Liansu Group Holdings Ltd.	3,184,800	1,890
China Mengniu Dairy Co. Ltd.	716,740	2,011
China Mobile Ltd.	284,750	3,248
China Resources Gas Group Ltd.	457,900	980
China State Construction International Holdings Ltd.	1,794,000	2,255
China Vanke Co. Ltd., B Shares	1,702,700	2,636
Dah Chong Hong Holdings Ltd.	952,800	982
First Tractor Co. Ltd., H Shares *	1,907,300	1,801
Golden Eagle Retail Group Ltd.	256,100	605
Haier Electronics Group Co. Ltd. *	2,122,700	2,920
Industrial & Commercial Bank of China Ltd., H Shares	7,829,000	5,283
Prince Frog International Holdings Ltd.	3,830,300	1,300
Tencent Holdings Ltd.	97,500	3,175
Vinda International Holdings Ltd.	1,184,600	1,651
Zhuzhou CSR Times Electric Co. Ltd.	330,000	1,007
		41,531

Colombia (3.3%)
Bancolombia SA ADR	36,400	2,339
Ecopetrol SA ADR	45,700	2,657
Pacific Rubiales Energy Corp.	73,100	1,595
		6,591

Czech Republic (1.0%)
Komercni Banka A/S	10,085	2,011

India (8.2%)
Asian Paints Ltd.	24,370	1,940
Ballarpur Industries Ltd.	863,209	376
Cairn India Ltd.	317,291	1,925
Cognizant Technology Solutions Corp. Class A *	36,300	2,441
Cummins India Ltd.	189,060	1,682
Godrej Consumer Products Ltd.	149,905	2,012
Mahindra & Mahindra Ltd.	145,250	2,535
Petronet LNG Ltd.	466,070	1,396
Yes Bank Ltd.	297,875	2,419
		16,726

Indonesia (3.1%)
PT Bank Mandiri (Persero) Tbk	1,948,600	1,676
PT Semen Gresik (Persero) Tbk	1,496,600	2,309
PT Tower Bersama Infrastructure Tbk *	2,222,900	1,390
PT United Tractors Tbk	529,581	941
		6,316

Israel (1.0%)
Israel Chemicals Ltd.	172,083	2,120

Korea (11.0%)
BS Financial Group, Inc.	250,880	2,803
Hankook Tire Co. Ltd. *	36,018	1,525
Hyundai Mobis	11,265	2,970
LG Chem Ltd.	6,770	1,951
Samsung Electronics Co. Ltd.	5,236	6,799
Silicon Works Co. Ltd.	49,435	1,201
Sung Kwang Bend Co. Ltd.	71,479	1,653
Woongjin Coway Co. Ltd.	91,510	3,372
		22,274

Malaysia (2.5%)
Axiata Group Berhad	1,303,400	2,539
Top Glove Corp. Berhad	1,336,200	2,479
		5,018

Mexico (5.5%)
Alamos Gold, Inc.	121,300	2,283
Fibra Uno Administracion SA de CV	435,100	1,139
First Majestic Silver Corp. *	64,600	1,489
Genomma Lab Internacional SAB de CV Class B *	1,283,900	2,551
Grupo Financiero Banorte SAB de CV	145,800	832
Kimberly-Clark de Mexico SAB de CV Class A	1,202,900	2,939
		11,233

Peru (1.1%)
Credicorp Ltd.	16,100	2,252

Philippines (1.2%)
International Container Terminal Services, Inc.	1,345,870	2,342

Qatar (0.9%)
Industries Qatar QSC	44,310	1,854

Russia (6.3%)
Eurasia Drilling Co. Ltd. GDR	67,630	2,202
Magnit OJSC GDR	84,722	2,989
NovaTek OAO GDR	13,165	1,444
Rosneft Oil Co. GDR	184,860	1,442
Sberbank of Russia	1,025,120	3,014
Yandex NV Class A *	81,400	1,776
		12,867

South Africa (4.2%)
Bidvest Group Ltd.	82,065	1,936
Life Healthcare Group Holdings Ltd.	493,940	1,778
MTN Group Ltd.	109,749	2,020
Shoprite Holdings Ltd.	132,370	2,859
		8,593

Taiwan, Province of China (4.6%)
China Steel Chemical Corp.	215,400	953
Hon Hai Precision Industry Co. Ltd.	873,461	2,802
Simplo Technology Co. Ltd.	422,103	2,135
Taiwan Semiconductor Manufacturing Co. Ltd.	1,033,439	3,511
		9,401

Thailand (2.5%)
Kasikornbank PCL NVDR	555,400	3,384
PTT PCL	181,800	1,665
		5,049

Turkey (2.7%)
Anadolu Efes Biracilik ve Malt Sanayii A/S	104,195	1,516
Koza Altin Isletmeleri A/S	72,010	1,797
Turkiye Garanti Bankasi A/S	467,240	2,218
		5,531

United Arab Emirates (1.0%)
Dragon Oil PLC	232,715	2,069

United Kingdom (6.1%)
Afren PLC *	958,110	2,095
BG Group PLC	80,290	1,376
Hikma Pharmaceuticals PLC	132,205	1,598
Kenmare Resources PLC *	2,592,805	1,342
Petrofac Ltd.	74,645	1,947
SABMiller PLC	55,040	2,484
Tullow Oil PLC	69,351	1,530
		12,372

Total Common Stocks
(Cost $179,655)		195,397

Short-Term Investments (2.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $4,979)	4,978,850	4,979

Total Investments## (98.7%)
(Cost $184,634)		200,376

Cash, receivables and other assets, less liabilities (1.3%)		2,560

Total Net Assets (100.0%)		$202,936

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$33,017	16.3%
Oil, Gas & Consumable Fuels	19,194	9.5%
Semiconductors & Semiconductor Equipment	11,511	5.7%
Metals & Mining	9,921	4.9%
Wireless Telecommunication Services	9,197	4.5%
Chemicals	8,785	4.3%
Internet Software & Services	7,522	3.7%
Beverages	6,405	3.1%
Household Durables	6,292	3.1%
Food & Staples Retailing	5,848	2.9%
Real Estate Management & Development	4,706	2.3%
Household Products	4,590	2.3%
Auto Components	4,495	2.2%
Machinery	4,424	2.2%
Energy Equipment & Services	4,149	2.0%
Pharmaceuticals	4,149	2.0%
Industrial Conglomerates	3,790	1.9%
Health Care Providers & Services	3,775	1.9%
Building Products	3,543	1.8%
Personal Products	3,312	1.6%
Electronic Equipment, Instruments & Components	2,802	1.4%
Communications Equipment	2,574	1.3%
Automobiles	2,535	1.3%
Health Care Equipment & Supplies	2,479	1.2%
IT Services	2,441	1.2%
Transportation Infrastructure	2,342	1.1%
Construction Materials	2,309	1.1%
Construction & Engineering	2,255	1.1%
Computers & Peripherals	2,135	1.0%
Software	2,134	1.0%
Food Products	2,011	1.0%
Diversified Financial Services	1,899	0.9%
Commercial Services & Supplies	1,633	0.8%
Insurance	1,326	0.6%
Real Estate Investment Trusts (REITs)	1,139	0.6%
Electrical Equipment	1,007	0.5%
Distributors	982	0.5%
Gas Utilities	980	0.5%
Specialty Retail	808	0.4%
Multiline Retail	605	0.3%
Paper & Forest Products	376	0.2%
Short-Term Investments and Other Assets-Net	7,539	3.8%
	$202,936	100.0%

NOVEMBER 30, 2012

Schedule of Investments Equity Income Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (82.6%)

Aerospace & Defense (0.8%)
Honeywell International, Inc. ØØ	334,000	20,484

Beverages (0.6%)
Treasury Wine Estates Ltd.	3,256,933	17,097

Capital Markets (1.4%)
BlackRock, Inc. ØØ‡‡	191,500	37,733

Chemicals (1.6%)
Israel Chemicals Ltd.	3,400,000	41,890

Communications Equipment (1.0%)
Cisco Systems, Inc. ØØ	1,420,000	26,852

Diversified Telecommunication Services (5.0%)
CenturyLink, Inc.	1,134,000	44,045
Chunghwa Telecom Co. Ltd. ADR ØØ	1,140,000	36,651
Singapore Telecommunications Ltd.	19,810,000	53,720
		134,416

Electric Utilities (5.9%)
Enersis SA ADR	1,075,000	18,221
Great Plains Energy, Inc.	1,495,000	30,274
Northeast Utilities	720,240	27,902
NV Energy, Inc.	1,840,000	33,727
Pinnacle West Capital Corp.	511,000	26,296
Xcel Energy, Inc.	820,000	22,181
		158,601

Food Products (1.9%)
Unilever NV	1,371,000	51,865

Gas Utilities (0.9%)
New Jersey Resources Corp.	565,000	22,928

Household Durables (1.3%)
Garmin Ltd.	886,000	34,457

Machinery (0.1%)
AG Growth International, Inc. ØØ	84,800	2,722

Media (2.1%)
BEC World PCL	11,055,000	20,982
Meredith Corp. ØØ	1,154,000	35,982
		56,964

Metals & Mining (6.2%)
Franco-Nevada Corp. ØØ‡‡	377,000	21,217
Freeport-McMoRan Copper & Gold, Inc.	961,000	37,489
Newcrest Mining Ltd.	968,000	25,912
Newmont Mining Corp.	735,000	34,611
Royal Gold, Inc. ØØ‡‡	594,800	48,036
		167,265

Multi-Utilities (7.0%)
Alliant Energy Corp.	699,000	31,329
CenterPoint Energy, Inc. ØØ	2,104,000	41,512
NiSource, Inc.	1,820,000	43,990
Sempra Energy ØØ‡‡	592,000	40,505
Wisconsin Energy Corp. ØØ	829,000	31,112
		188,448

Oil, Gas & Consumable Fuels (8.7%)
ARC Resources Ltd.	1,365,500	34,058
Canadian Oil Sands Ltd.	1,600,000	32,368
Crescent Point Energy Corp. ØØ	769,000	30,083
Enbridge, Inc.	651,500	26,249
Kinder Morgan, Inc.	1,120,000	37,867
PetroChina Co. Ltd. ADR ØØ‡‡	263,000	35,018
Statoil ASA	475,000	11,614
Statoil ASA ADR ØØ	1,014,000	24,732
		231,989

Pharmaceuticals (6.8%)
Bristol-Myers Squibb Co.	801,000	26,136
Johnson & Johnson	559,000	38,979
Novartis AG ADR	693,000	43,001
Roche Holding AG ADR	800,000	39,368
Sanofi ADR ØØ‡‡	806,000	35,964
		183,448

Real Estate Investment Trusts (18.3%)
American Campus Communities, Inc.	922,800	40,419
Ascendas Real Estate Investment Trust ñ	1,840,000	3,618
Ascendas Real Estate Investment Trust	5,105,000	10,038
Digital Realty Trust, Inc. ØØ	265,000	17,103
Equity Residential Ø	567,000	31,474
HCP, Inc. ØØ	845,400	38,085
Japan Logistics Fund, Inc.	2,540	22,215
Mapletree Logistics Trust	14,280,000	12,986
Parkway Life Real Estate Investment Trust	6,059,000	10,623
Plum Creek Timber Co., Inc.	841,000	36,037
Prologis, Inc.	955,000	32,413
Public Storage	246,000	34,597
Rayonier, Inc.	716,000	35,685
RLJ Lodging Trust	1,810,000	33,648
Suntec Real Estate Investment Trust	11,972,000	15,889
Ventas, Inc. ØØ	615,400	39,170
Vornado Realty Trust	316,000	24,152
Weyerhaeuser Co. ØØ‡‡	1,160,000	31,970
Yuexiu Real Estate Investment Trust	40,386,200	19,281
		489,403

Semiconductors & Semiconductor Equipment (2.7%)
Linear Technology Corp. ØØ	1,348,000	44,740
Microchip Technology, Inc.	944,000	28,717
		73,457

Software (1.0%)
Microsoft Corp.	1,005,000	26,753

Thrifts & Mortgage Finance (1.5%)
New York Community Bancorp, Inc.	3,100,000	40,331

Tobacco (1.2%)
Philip Morris International, Inc. ØØ	352,000	31,638

Transportation Infrastructure (1.0%)
SATS Ltd.	11,258,500	26,195

Water Utilities (1.0%)
Aqua America, Inc. ØØ	1,006,000	25,693

Wireless Telecommunication Services (4.6%)
China Mobile Ltd. ADR ØØ	810,500	46,134
Philippine Long Distance Telephone Co. ADR	569,000	35,403
Taiwan Mobile Co. Ltd.	11,693,600	42,059
		123,596

Total Common Stocks
(Cost $2,015,922)		2,214,225

Convertible Preferred Stocks (0.5%)
Bunge Ltd., 4.88% (Cost $11,614)	119,000	12,092

	Principal Amount	Value† ($000's)z

Convertible Bonds (12.4%)
Charles River Laboratories International, Inc., Senior Unsecured Notes, 2.25%, due 6/15/13	$28,124,000	28,546
Detour Gold Corp., Senior Unsecured Notes, 5.50%, due 11/30/17	2,500,000	2,595
Greatbatch, Inc., Subordinated Debentures, 2.25%, due 6/15/13	13,440,000	13,339
Hologic, Inc., Senior Unsecured Notes, Step-Down, 2.00%/0.00%, due 12/15/37 a	38,325,000	38,277
Iconix Brand Group, Inc., Senior Subordinated Notes, 2.50%, due 6/1/16 ñ	20,275,000	20,440
Illumina, Inc., Senior Unsecured Notes, 0.25%, due 3/15/16 ñ	38,175,000	36,481
James River Coal Co., Senior Unsecured Notes, 3.13%, due 3/15/18	$16,230,000	5,549
Kinross Gold Corp., Senior Unsecured Notes, 1.75%, due 3/15/28	23,890,000	23,786
L-3 Communications Holdings, Inc., Guaranteed Notes, 3.00%, due 8/1/35	39,670,000	39,868
McMoRan Exploration Co., Senior Unsecured Notes, 4.00%, due 12/30/17	7,510,000	6,121
NuVasive, Inc., Senior Unsecured Notes, 2.75%, due 7/1/17	13,635,000	11,632
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13 ‡	14,515,000	1,669
Primaris Retail Real Estate Investment Trust, Subordinated Notes, 5.40%, due 11/30/18 ñ	11,500,000	12,040
RTI International Metals, Inc., Guaranteed Notes, 3.00%, due 12/1/15	7,230,000	7,619
SanDisk Corp., Senior Unsecured Notes, 1.50%, due 8/15/17	4,475,000	4,978
Siemens Financieringsmaatschappij NV, Guaranteed Notes, 1.65%, due 8/16/19	15,500,000	15,500
Southern Pacific Resource Corp., Subordinated Debentures, 6.00%, due 6/30/16	6,450,000	6,623
Stillwater Mining Co., Senior Unsecured Notes, 1.88%, due 3/15/28	2,925,000	2,927
TIBCO Software, Inc., Senior Unsecured Notes, 2.25%, due 5/1/32 ñ	12,175,000	11,779
Trinity Industries, Inc., Subordinated Notes, 3.88%, due 6/1/36	14,060,000	15,097
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16	13,470,000	12,460
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18	19,600,000	16,329

Total Convertible Bonds
(Cost $348,856)		333,655

	Number of Shares	Value† ($000's)z

Exchange Traded Funds (0.8%)
Market Vectors Gold Miners ETF (Cost $23,958)	475,000	22,586

Short-Term Investments (2.3%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $60,414)	60,414,193	60,414

Total Investments## (98.6%)
(Cost $2,460,764)		2,642,972

Cash, receivables and other assets, less liabilities‡‡# (1.4%)		37,867

Total Net Assets (100.0%)		$2,680,839

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Focus Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (95.9%)

Aerospace & Defense (7.1%)
Boeing Co.	218,000	16,193
Honeywell International, Inc.	420,000	25,759
		41,952

Beverages (2.0%)
Constellation Brands, Inc. Class A *	330,000	11,840

Chemicals (1.4%)
WR Grace & Co. *	130,000	8,511

Commercial Banks (3.0%)
Wells Fargo & Co.	545,000	17,990

Communications Equipment (2.1%)
Motorola Solutions, Inc.	225,000	12,251

Computers & Peripherals (5.3%)
Apple, Inc.	13,500	7,901
NetApp, Inc. *	340,000	10,782
SanDisk Corp. *	330,000	12,903
		31,586

Containers & Packaging (0.9%)
Crown Holdings, Inc. *	150,000	5,603

Diversified Financial Services (3.2%)
JPMorgan Chase & Co.	465,000	19,102

Food Products (2.9%)
Kraft Foods Group, Inc. *	375,000	16,957

Health Care Equipment & Supplies (3.7%)
Covidien PLC	380,000	22,082

Health Care Providers & Services (6.0%)
Cardinal Health, Inc.	500,000	20,225
Express Scripts Holding Co. *	280,000	15,078
		35,303

Household Products (2.3%)
Procter & Gamble Co.	195,000	13,617

Insurance (6.4%)
Allstate Corp.	395,000	15,990
MetLife, Inc.	665,000	22,071
		38,061

Internet Software & Services (4.4%)
Google, Inc. Class A *	37,000	25,840

IT Services (1.3%)
Global Payments, Inc.	175,000	7,684

Leisure Equipment & Products (2.7%)
Mattel, Inc.	430,000	16,129

Life Sciences Tools & Services (1.3%)
Illumina, Inc. *	145,300	7,804

Machinery (2.2%)
Pall Corp.	215,000	12,788

Media (5.6%)
Comcast Corp. Class A Special	580,000	20,903
Viacom, Inc. Class B	235,000	12,129
		33,032

Metals & Mining (1.7%)
Barrick Gold Corp.	30,000	1,036
Freeport-McMoRan Copper & Gold, Inc.	225,000	8,777
		9,813

Multi-Utilities (3.4%)
NiSource, Inc.	835,000	20,182

Oil, Gas & Consumable Fuels (11.0%)
Cabot Oil & Gas Corp.	550,000	25,905
Cenovus Energy, Inc.	430,000	14,341
EOG Resources, Inc.	212,000	24,935
		65,181

Semiconductors & Semiconductor Equipment (2.3%)
ASML Holding NV ADR	215,600	13,490

Software (4.2%)
Activision Blizzard, Inc.	1,015,000	11,612
Oracle Corp.	420,000	13,482
		25,094

Specialty Retail (6.2%)
Lowe's Cos., Inc.	605,000	21,834
Urban Outfitters, Inc. *	400,000	15,080
		36,914

Tobacco (3.3%)
Lorillard, Inc.	160,000	19,386

Total Common Stocks
(Cost $498,693)		568,192

Short-Term Investments (3.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $22,503)	22,502,942	22,503

Total Investments## (99.7%)
(Cost $521,196)		590,695

Cash, receivables and other assets, less liabilities (0.3%)		1,747

Total Net Assets (100.0%)		$592,442

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Genesis Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.9%)

Air Freight & Logistics (0.5%)
Forward Air Corp. ^	1,702,600	56,611

Auto Components (0.4%)
Gentex Corp.	2,464,449	43,744

Beverages (0.9%)
Boston Beer Co., Inc. Class A *^	930,419	105,109

Building Products (0.3%)
AAON, Inc.	106,100	2,233
AO Smith Corp.	544,174	34,256
		36,489
Capital Markets (0.4%)
Eaton Vance Corp.	813,000	25,919
Waddell & Reed Financial, Inc. Class A	542,661	17,631
		43,550
Chemicals (5.2%)
Balchem Corp. ^	1,539,635	55,042
Hawkins, Inc.	454,773	18,191
Innophos Holdings, Inc. ^	1,761,900	84,413
Intrepid Potash, Inc. *	3,205,599	68,215
LSB Industries, Inc. *^	1,320,300	44,138
NewMarket Corp.	358,912	95,237
RPM International, Inc.	2,413,444	70,014
Sensient Technologies Corp. ^	3,792,017	137,271
Stepan Co.	333,790	33,362
		605,883
Commercial Banks (3.0%)
Bank of Hawaii Corp.	1,544,100	67,122
BankUnited, Inc.	720,530	16,932
BOK Financial Corp.	984,994	54,214
Cullen/Frost Bankers, Inc.	1,332,900	72,790
First Financial Bankshares, Inc.	1,437,894	55,949
Westamerica Bancorporation ^	1,918,943	81,670
		348,677
Commercial Services & Supplies (5.3%)
Copart, Inc. *	4,950,562	149,556
Healthcare Services Group, Inc. ^	5,283,281	124,263
Ritchie Bros. Auctioneers, Inc.	3,262,910	74,753
Rollins, Inc.	6,145,720	139,938
Team, Inc. *	106,000	3,808
United Stationers, Inc. ^	4,070,841	124,934
		617,252
Communications Equipment (0.7%)
NETGEAR, Inc. *^	2,243,000	78,191

Construction Materials (0.1%)
Eagle Materials, Inc.	192,500	10,245

Containers & Packaging (2.9%)
AptarGroup, Inc. ^	5,119,000	244,023
Silgan Holdings, Inc.	1,973,383	87,776
		331,799
Distributors (1.0%)
Pool Corp. ^	2,770,523	116,057

Electrical Equipment (0.3%)
Thermon Group Holdings, Inc. *^	1,566,433	38,738

Electronic Equipment, Instruments & Components (1.9%)
Badger Meter, Inc.	632,205	28,487
FEI Co.	1,678,342	92,359
Littelfuse, Inc.	177,600	10,250
Trimble Navigation Ltd. *	1,646,657	91,620
		222,716
Energy Equipment & Services (3.8%)
CARBO Ceramics, Inc. ^	1,414,357	108,297
Lufkin Industries, Inc.	1,059,761	58,032
Natural Gas Services Group, Inc. *^	798,100	13,137
Oceaneering International, Inc.	3,686,328	194,196
Pason Systems, Inc.	4,081,357	68,492
		442,154
Food & Staples Retailing (1.7%)
Harris Teeter Supermarkets, Inc. ^	4,686,267	178,031
North West Co., Inc.	669,300	15,895
		193,926
Food Products (2.2%)
Darling International, Inc. *	1,532,500	25,853
Flowers Foods, Inc.	2,915,600	68,633
J & J Snack Foods Corp. ^	1,124,246	70,715
Lancaster Colony Corp.	1,165,156	88,249
		253,450
Gas Utilities (2.2%)
New Jersey Resources Corp.	1,828,000	74,180
Northwest Natural Gas Co.	761,800	33,412
Piedmont Natural Gas Co., Inc.	730,900	22,556
South Jersey Industries, Inc. ^	1,574,144	78,660
WGL Holdings, Inc.	1,110,895	43,392
		252,200
Health Care Equipment & Supplies (6.9%)
Abaxis, Inc. *^	1,161,800	43,846
DENTSPLY International, Inc.	1,632,100	64,794
Haemonetics Corp. *^	2,471,700	200,282
IDEXX Laboratories, Inc. *	2,026,962	189,460
Meridian Bioscience, Inc. ^	3,253,297	65,164
Sirona Dental Systems, Inc. *	2,064,126	129,235
West Pharmaceutical Services, Inc. ^	1,938,129	104,717
		797,498
Health Care Providers & Services (4.3%)
AmSurg Corp. *^	1,718,228	48,145
Henry Schein, Inc. *	2,230,540	180,161
Landauer, Inc. ^	483,550	28,810
MWI Veterinary Supply, Inc. *^	1,126,629	125,777
Owens & Minor, Inc.	1,511,400	41,382
Patterson Cos., Inc.	2,122,800	72,387
		496,662
Hotels, Restaurants & Leisure (2.0%)
Bally Technologies, Inc. *^	2,455,292	110,832
Brinker International, Inc.	2,581,400	77,313
Cheesecake Factory, Inc.	1,257,300	42,987
		231,132
Household Durables (0.2%)
Leggett & Platt, Inc.	1,094,500	30,482

Household Products (2.8%)
Church & Dwight Co., Inc.	5,952,010	322,301

Industrial Conglomerates (0.8%)
Raven Industries, Inc. ^	3,447,652	89,604

Insurance (3.2%)
Brown & Brown, Inc.	434,370	11,659
HCC Insurance Holdings, Inc.	1,167,100	43,043
Infinity Property & Casualty Corp.	189,500	10,369
Mercury General Corp.	290,830	12,104
RenaissanceRe Holdings Ltd.	1,280,053	105,937
RLI Corp. ^	1,503,907	96,912
Safety Insurance Group, Inc. ^	1,073,149	48,174
Validus Holdings Ltd.	1,302,400	46,183
		374,381
IT Services (1.6%)
Forrester Research, Inc.	684,682	19,178
Jack Henry & Associates, Inc.	1,915,653	74,461
Lender Processing Services, Inc.	448,200	11,138
Sapient Corp. *	2,950,073	31,241
Syntel, Inc.	800,762	48,174
		184,192
Leisure Equipment & Products (1.7%)
Polaris Industries, Inc.	2,326,220	197,287

Life Sciences Tools & Services (1.4%)
ICON PLC ADR *^	3,882,200	107,110
PAREXEL International Corp. *	761,800	24,598
Techne Corp.	404,500	28,679
		160,387
Machinery (10.3%)
AG Growth International, Inc.	561,000	18,008
CLARCOR, Inc. ^	4,527,522	209,986
Donaldson Co., Inc.	4,472,300	150,180
Douglas Dynamics, Inc.	288,351	4,146
Graco, Inc.	791,517	39,109
Lincoln Electric Holdings, Inc.	833,725	39,610
Lindsay Corp. ^	1,020,850	80,739
Middleby Corp. *	294,800	37,555
Nordson Corp.	2,673,008	163,561
Tennant Co.	715,102	27,274
Toro Co.	1,575,388	70,672
Valmont Industries, Inc.	951,804	132,929
Wabtec Corp. ^	2,596,500	219,716
		1,193,485
Metals & Mining (3.3%)
Alamos Gold, Inc.	5,617,200	105,603
Compass Minerals International, Inc. ^	3,344,400	255,512
Endeavour Silver Corp. *	1,211,800	10,458
Major Drilling Group International	1,151,100	10,679
		382,252
Office Electronics (0.8%)
Zebra Technologies Corp. Class A *	2,509,570	97,748

Oil, Gas & Consumable Fuels (3.7%)
Cabot Oil & Gas Corp.	2,642,500	124,462
Concho Resources, Inc. *	1,062,792	85,300
Gulfport Energy Corp. *	2,417,900	91,977
Kodiak Oil & Gas Corp. *	4,558,837	39,115
Oasis Petroleum, Inc. *	2,009,180	60,717
Painted Pony Petroleum Ltd. *	2,160,700	23,819
		425,390
Paper & Forest Products (0.4%)
Stella-Jones, Inc. b	155,300	11,358
Stella-Jones, Inc.	482,200	36,990
		48,348
Professional Services (0.5%)
Exponent, Inc. *^	1,128,435	60,304

Real Estate Management & Development (1.2%)
Altisource Portfolio Solutions SA *^	1,323,670	140,746

Road & Rail (0.2%)
Genesee & Wyoming, Inc. Class A *	274,800	20,047

Semiconductors & Semiconductor Equipment (1.6%)
Hittite Microwave Corp. *^	2,037,620	123,643
Power Integrations, Inc. ^	1,554,400	48,357
Volterra Semiconductor Corp. *	604,000	10,606
		182,606
Software (6.4%)
Blackbaud, Inc.	1,420,438	31,733
Computer Modelling Group Ltd. ^	3,109,500	61,792
Constellation Software, Inc.	795,200	94,280
FactSet Research Systems, Inc.	1,177,900	108,826
Manhattan Associates, Inc. *	659,789	37,766
MICROS Systems, Inc. *	3,879,142	168,588
Solera Holdings, Inc. ^	4,090,653	211,732
Tyler Technologies, Inc. *	486,800	22,841
		737,558
Specialty Retail (3.4%)
Hibbett Sports, Inc. *^	1,775,169	95,398
Leon's Furniture Ltd.	1,037,800	12,350
Sally Beauty Holdings, Inc. *	5,303,459	134,443
Tractor Supply Co.	1,655,841	148,396
		390,587
Textiles, Apparel & Luxury Goods (0.5%)
Wolverine World Wide, Inc.	1,435,385	62,123

Thrifts & Mortgage Finance (2.1%)
Brookline Bancorp, Inc. ^	3,911,990	33,095
Home Loan Servicing Solutions Ltd.	186,392	3,644
Nationstar Mortgage Holdings, Inc. *	859,922	26,331
Ocwen Financial Corp. *	4,338,329	155,573
Oritani Financial Corp.	1,980,200	28,911
		247,554

Trading Companies & Distributors (2.0%)
Applied Industrial Technologies, Inc. ^	2,436,544	97,535
Beacon Roofing Supply, Inc. *	885,600	27,312
MSC Industrial Direct Co., Inc. Class A	851,100	61,841
Richelieu Hardware Ltd.	355,900	12,149
Watsco, Inc.	462,279	33,141
		231,978
Water Utilities (0.8%)
American States Water Co.	808,811	36,801
Aqua America, Inc.	2,214,735	56,564
		93,365
Total Common Stocks (Cost $6,588,672)		10,994,808

Exchange Traded Funds (0.4%)
SPDR Gold Shares * (Cost $30,034)	319,815	53,105

Short-Term Investments (4.2%)
State Street Institutional Treasury Money Market Fund Institutional Class	370,358,856	370,359
State Street Institutional Treasury Plus Fund Institutional Class^	112,701,672	112,702

Total Short-Term Investments (Cost $483,061)		483,061

Total Investments## (99.5%) (Cost $7,101,767)		11,530,974

Cash, receivables and other assets, less liabilities (0.5%)		58,015

Total Net Assets (100.0%)		$ 11,588,989

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Global Equity Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (97.0%)

Australia (0.6%)
Iluka Resources Ltd.	3,275	28

Belgium (1.3%)
Anheuser-Busch InBev NV	681	60

Canada (5.8%)
Agrium, Inc.	340	35
Cenovus Energy, Inc.	939	32
Goldcorp, Inc.	1,315	51
Home Capital Group, Inc.	920	50
New Gold, Inc. *	5,305	56
Silver Wheaton Corp.	1,310	48
		272
China (1.0%)
China Mobile Ltd.	4,150	47

France (2.7%)
Eutelsat Communications SA	1,130	35
Pernod-Ricard SA	315	36
Schneider Electric SA	791	55
		126
Germany (4.5%)
Continental AG	500	55
Deutsche Boerse AG	900	51
Fresenius Medical Care AG & Co.	623	43
Linde AG	377	65
		214
Indonesia (1.0%)
PT Bank Mandiri (Persero) Tbk	56,800	49

Israel (1.0%)
Bezeq Israeli Telecommunication Corp. Ltd.	19,800	24
Check Point Software Technologies Ltd. *	460	21
		45
Japan (4.3%)
FANUC Corp.	220	37
Jupiter Telecommunications Co. Ltd.	61	80
KEYENCE Corp.	100	28
SOFTBANK Corp.	570	21
TOYOTA MOTOR Corp.	900	39
		205
Korea (2.5%)
Hyundai Mobis	170	45
Samsung Electronics Co. Ltd.	58	75
		120
Netherlands (2.3%)
Koninklijke Ahold NV	2,741	35
Unilever NV	1,980	75
		110
Norway (1.2%)
DnB ASA	4,580	57

Russia (1.0%)
Sberbank of Russia ADR	3,900	46

Singapore (1.3%)
United Overseas Bank Ltd.	4,000	61

Sweden (2.7%)
Autoliv, Inc.	550	33
Elekta AB, B Shares	3,560	51
Telefonaktiebolaget LM Ericsson, B Shares	4,470	42
		126
Switzerland (6.3%)
Givaudan SA *	45	45
Nestle SA	840	55
Novartis AG	570	35
Partners Group Holding AG	210	46
Roche Holding AG	246	49
SGS SA	29	65
		295
United Kingdom (7.1%)
Afren PLC *	16,700	37
BG Group PLC ADR	2,050	35
BHP Billiton PLC	1,490	47
Experian PLC	3,432	57
Petrofac Ltd.	2,280	60
Subsea 7 SA	1,590	36
Tullow Oil PLC	1,830	40
Vodafone Group PLC	9,053	24
		336
United States (50.4%)
Altera Corp.	1,745	56
American Tower Corp.	725	54
AMETEK, Inc.	1,230	46
Apple, Inc.	214	125
BlackRock, Inc.	258	51
Capital One Financial Corp.	1,035	60
Cardinal Health, Inc.	1,030	42
Celanese Corp. Class A	905	37
Charles Schwab Corp.	2,200	29
Comcast Corp. Class A Special	1,570	57
Covidien PLC	1,260	73
CVS Caremark Corp.	1,610	75
Deere & Co.	565	47
Dow Chemical Co.	1,310	40
EMC Corp. *	1,700	42
EOG Resources, Inc.	387	45
Exxon Mobil Corp.	505	44
Gilead Sciences, Inc. *	570	43
Global Payments, Inc.	820	36
Henry Schein, Inc. *	550	44
IBM Corp.	172	33
Ingersoll-Rand PLC	1,310	64
Johnson & Johnson	870	61
Laboratory Corporation of America Holdings *	480	41
Mattel, Inc.	1,295	49
McGraw-Hill Cos., Inc.	735	39
Microsoft Corp.	1,195	32
National Oilwell Varco, Inc.	625	43
NetApp, Inc. *	1,375	44
Nordson Corp.	800	49
Oracle Corp.	1,570	50
Pall Corp.	1,010	60
QUALCOMM, Inc.	690	44
Rockwood Holdings, Inc.	500	23
SanDisk Corp. *	1,580	62
Schlumberger Ltd.	585	42
Sealed Air Corp.	1,600	27
Sirona Dental Systems, Inc. *	930	58
Time Warner, Inc.	1,330	63
Union Pacific Corp.	285	35
United Technologies Corp.	565	45
UnitedHealth Group, Inc.	885	48
Visa, Inc. Class A	403	60
Wabtec Corp.	590	50
Wal-Mart Stores, Inc.	930	67
Waste Connections, Inc.	1,435	47
Waters Corp. *	535	45
Wells Fargo & Co.	1,460	48
		2,375
Total Common Stocks (Cost $4,342)		4,572

Short-Term Investments (2.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $134)	133,675	134

Total Investments## (99.8%) (Cost $4,476)		4,706

Cash, receivables and other assets, less liabilities (0.2%)		7
Total Net Assets (100.0%)		$4,713

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Machinery	$307	6.5%
Media	274	5.8%
Computers & Peripherals	273	5.8%
Commercial Banks	261	5.5%
Chemicals	245	5.2%
Oil, Gas & Consumable Fuels	233	4.9%
Metals & Mining	230	4.9%
Health Care Providers & Services	218	4.6%
Health Care Equipment & Supplies	182	3.9%
Energy Equipment & Services	181	3.9%
Food & Staples Retailing	177	3.7%
Pharmaceuticals	145	3.1%
Auto Components	133	2.8%
Semiconductors & Semiconductor Equipment	131	2.8%
Food Products	130	2.8%
IT Services	129	2.7%
Capital Markets	126	2.7%
Professional Services	122	2.6%
Software	103	2.2%
Electrical Equipment	101	2.2%
Beverages	96	2.0%
Wireless Telecommunication Services	92	1.9%
Communications Equipment	86	1.8%
Consumer Finance	60	1.3%
Real Estate Investment Trusts (REITs)	54	1.1%
Diversified Financial Services	51	1.1%
Thrifts & Mortgage Finance	50	1.1%
Leisure Equipment & Products	49	1.0%
Commercial Services & Supplies	47	1.0%
Aerospace & Defense	45	1.0%
Life Sciences Tools & Services	45	1.0%
Biotechnology	43	0.9%
Automobiles	39	0.8%
Road & Rail	35	0.7%
Electronic Equipment, Instruments & Components	28	0.6%
Containers & Packaging	27	0.6%
Diversified Telecommunication Services	24	0.5%
Short-Term Investments and Other Assets-Net	141	3.0%
	$4,713	100.0%

NOVEMBER 30, 2012

Schedule of Investments Global Thematic Opportunities Fund
(Unaudited)

	Number of	Value†
	Shares	($000's)z
Common Stocks (95.6%)

Australia (1.1%)
Treasury Wine Estates Ltd.	102,500	538

Brazil (1.1%)
Randon Participacoes SA, Preference Shares	100,200	535

Canada (4.4%)
Cenovus Energy, Inc.	22,300	743
Pacific Rubiales Energy Corp.	46,500	1,010
Potash Corp. of Saskatchewan, Inc.	13,000	501
		2,254

Chile (1.8%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	16,400	928

China (9.1%)
Chow Tai Fook Jewellery Group Ltd.	450,000	641
Dah Chong Hong Holdings Ltd.	1,152,000	1,188
First Tractor Co. Ltd., H Shares *	1,263,000	1,193
Tsingtao Brewery Co. Ltd., H Shares	284,000	1,599
		4,621

Hong Kong (5.9%)
Beijing Enterprises Holdings Ltd.	161,000	1,037
CNOOC Ltd. ADR	5,000	1,066
SA SA International Holdings Ltd.	1,100,000	900
		3,003

India (2.5%)
Mahindra & Mahindra Ltd. GDR	74,000	1,270

Indonesia (6.1%)
Ace Hardware Indonesia Tbk	18,785,000	1,469
Astra International Tbk PT	1,362,000	1,029
Kalbe Farma Tbk PT	5,350,000	574
Tambang Batubara Bukit Asam (Persero) Tbk	29,500	43
		3,115

Israel (2.6%)
Israel Chemicals Ltd.	106,000	1,306

Japan (7.8%)
FANUC Corp.	6,100	1,029
Kubota Corp. ADR	18,900	1,014
Mongolian Mining Corp. *	1,240,000	619
Nikon Corp.	46,000	1,275
		3,937

Korea (2.3%)
Samsung Electronics Co. Ltd. GDR	1,755	1,149

Netherlands (2.2%)
Unilever NV	29,000	1,097

Philippines (3.8%)
Energy Development Corp.	5,472,000	948
Universal Robina Corp.	516,000	974
		1,922

Switzerland (5.0%)
Garmin Ltd.	13,200	513
Novartis AG ADR	15,800	981
Roche Holding AG ADR	21,500	1,058
		2,552

Thailand (2.6%)
BEC World PCL	412,500	783
Glow Energy PCL	233,000	550
		1,333

United States (37.3%)
Adecoagro SA *	91,000	810
BlackRock, Inc.	5,975	1,177
Boeing Co.	13,700	1,018
EMC Corp. *	37,000	918
Franklin Resources, Inc.	9,600	1,267
Freeport-McMoRan Copper & Gold, Inc.	20,000	780
Google, Inc. Class A *	1,760	1,229
Honeywell International, Inc.	17,300	1,061
Iconix Brand Group, Inc. *	29,100	587
Invesco Ltd.	40,000	1,000
Lazard Ltd. Class A	34,900	1,028
Lindsay Corp.	13,000	1,028
Microsoft Corp.	29,800	793
Newmont Mining Corp.	18,850	888
Peabody Energy Corp.	40,600	1,019
Philip Morris International, Inc.	5,900	530
Range Resources Corp.	15,300	980
SanDisk Corp. *	25,000	977
Valmont Industries, Inc.	5,700	796
Wynn Resorts Ltd.	9,275	1,043
		18,929

Total Common Stocks
(Cost $44,653)		48,489

Exchange Traded Funds (3.4%)
Market Vectors Gold Miners ETF (Cost $1,767)	35,600	1,693

Short-Term Investments (0.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $278)	277,791	278

Total Investments## (99.5%)
(Cost $46,698)		50,460

Cash, receivables and other assets, less liabilities (0.5%)		252

Total Net Assets (100.0%)		$50,712

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL THEMATIC OPPORTUNITIES FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Machinery	$5,595	11.0%
Oil, Gas & Consumable Fuels	4,861	9.6%
Capital Markets	4,472	8.8%
Specialty Retail	3,010	6.0%
Food Products	2,881	5.7%
Chemicals	2,735	5.4%
Pharmaceuticals	2,613	5.2%
Automobiles	2,299	4.5%
Metals & Mining	2,287	4.5%
Beverages	2,137	4.2%
Aerospace & Defense	2,079	4.1%
Computers & Peripherals	1,895	3.7%
Exchange Traded Funds	1,693	3.3%
Independent Power Producers & Energy Traders	1,498	3.0%
Leisure Equipment & Products	1,275	2.5%
Internet Software & Services	1,229	2.4%
Distributors	1,188	2.3%
Semiconductors & Semiconductor Equipment	1,149	2.3%
Hotels, Restaurants & Leisure	1,043	2.1%
Industrial Conglomerates	1,037	2.0%
Software	793	1.6%
Media	783	1.5%
Textiles, Apparel & Luxury Goods	587	1.2%
Tobacco	530	1.1%
Household Durables	513	1.0%
Short-Term Investments and Other Assets-Net	530	1.0%
	$50,712	100.0%

NOVEMBER 30, 2012

Schedule of Investments Guardian Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (98.0%)

Auto Components (2.0%)
BorgWarner, Inc. *	341,715	22,656

Beverages (6.5%)
Anheuser-Busch InBev NV ADR	526,695	46,333
Coca-Cola Co.	703,370	26,672
		73,005
Capital Markets (4.3%)
BlackRock, Inc.	110,850	21,842
Lazard Ltd. Class A	877,100	25,830
		47,672
Chemicals (2.1%)
Ecolab, Inc.	323,800	23,339

Consumer Finance (2.1%)
American Express Co.	410,895	22,969

Diversified Financial Services (4.0%)
CME Group, Inc.	405,360	22,404
IntercontinentalExchange, Inc. *	170,259	22,500
		44,904
Electronic Equipment, Instruments & Components (2.6%)
National Instruments Corp.	1,190,296	28,948

Energy Equipment & Services (6.4%)
Cameron International Corp. *	569,150	30,705
Schlumberger Ltd.	563,905	40,387
		71,092
Food Products (1.9%)
McCormick & Co., Inc.	336,224	21,707

Health Care Equipment & Supplies (5.3%)
C.R. Bard, Inc.	229,310	22,704
Covidien PLC	625,205	36,331
		59,035
Household Durables (0.9%)
Newell Rubbermaid, Inc.	474,500	10,349

Household Products (3.6%)
Procter & Gamble Co.	576,325	40,245

Industrial Conglomerates (8.2%)
3M Co.	389,280	35,405
Danaher Corp.	1,035,614	55,892
		91,297
Industrial Gases (2.0%)
Praxair, Inc.	202,981	21,762

Insurance (6.1%)
Berkshire Hathaway, Inc. Class B *	250,620	22,074
Progressive Corp.	2,178,150	46,286
		68,360
Internet Software & Services (3.4%)
Google, Inc. Class A *	54,038	37,738

IT Services (1.5%)
MasterCard, Inc. Class A	34,776	16,994

Machinery (2.4%)
Pall Corp.	453,093	26,950

Media (5.1%)
Comcast Corp. Class A Special	648,895	23,386
Scripps Networks Interactive, Inc. Class A	561,698	33,163
		56,549
Multiline Retail (3.0%)
Target Corp.	522,995	33,017

Oil, Gas & Consumable Fuels (5.5%)
BG Group PLC	2,182,604	37,416
Marathon Petroleum Corp.	405,046	24,117
		61,533
Pharmaceuticals (3.4%)
Roche Holding AG	191,944	37,780

Road & Rail (1.8%)
J.B. Hunt Transport Services, Inc.	338,800	20,142

Semiconductors & Semiconductor Equipment (9.4%)
Altera Corp.	1,511,324	48,952
Texas Instruments, Inc.	1,888,200	55,645
		104,597
Specialty Retail (2.7%)
Autozone, Inc. *	78,645	30,181

Trading Companies & Distributors (1.8%)
W.W. Grainger, Inc.	104,905	20,354

Total Common Stocks (Cost $863,424)		1,093,175

Short-Term Investments (3.7%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $41,335)	41,334,746	41,335

Total Investments## (101.7%) (Cost $904,759)		1,134,510

Liabilities, less cash, receivables and other assets [(1.7%)]		(19,102)

Total Net Assets (100.0%)		$ 1,115,408

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments International Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (96.4%)

Australia (1.7%)
CSL Ltd.	41,030	2,214
Iluka Resources Ltd.	182,080	1,564
Imdex Ltd.	568,945	656
		4,434
Belgium (1.9%)
Anheuser-Busch InBev NV	26,204	2,296
Colruyt SA	55,390	2,549
		4,845
Brazil (0.0%)
Refinaria de Petroleo Ipiranga SA, Preference Shares Ñ*^^	19,056	9

Canada (8.0%)
Cenovus Energy, Inc.	54,717	1,838
Corus Entertainment, Inc., B Shares	131,078	3,016
Goldcorp, Inc.	78,900	3,075
Home Capital Group, Inc.	37,700	2,061
MacDonald, Dettwiler & Associates Ltd.	47,220	2,494
New Gold, Inc. *	305,200	3,241
Silver Wheaton Corp.	76,400	2,813
Vermilion Energy, Inc.	42,462	2,160
		20,698
Chile (1.0%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	46,480	2,631

China (1.5%)
China Liansu Group Holdings Ltd.	2,518,600	1,495
China Mobile Ltd. ADR	43,965	2,502
		3,997
Czech Republic (0.3%)
Komercni Banka A/S	3,410	680

Denmark (2.7%)
Novo Nordisk A/S Class B	11,749	1,866
Sydbank A/S *	104,970	1,887
Tryg A/S	44,345	3,155
		6,908
France (6.2%)
Alcatel-Lucent *	1,384,429	1,516
Arkema SA	34,240	3,502
Eutelsat Communications SA	58,238	1,802
Pernod-Ricard SA	17,550	1,987
Rexel SA	173,453	3,375
Sodexo	48,290	3,899
		16,081
Germany (8.3%)
Brenntag AG	26,490	3,425
Continental AG	13,420	1,485
Deutsche Boerse AG	51,457	2,898
Deutsche Telekom AG	168,115	1,852
Fresenius Medical Care AG & Co.	52,558	3,609
Gerresheimer AG *	51,526	2,641
Linde AG	21,264	3,677
NORMA Group	77,620	1,962
		21,549
Indonesia (0.5%)
PT Bank Mandiri (Persero) Tbk	1,503,200	1,293

Ireland (0.7%)
DCC PLC	60,226	1,817

Israel (1.6%)
Bezeq Israeli Telecommunication Corp. Ltd.	1,125,500	1,376
Check Point Software Technologies Ltd. *	61,900	2,858
		4,234
Japan (13.9%)
DAIKIN INDUSTRIES Ltd.	67,200	2,113
FANUC Corp.	11,900	2,007
Jupiter Telecommunications Co. Ltd.	5,342	6,986
KANSAI PAINT Co. Ltd.	257,500	2,749
Kenedix Realty Investment Corp.	676	2,243
KEYENCE Corp.	7,300	2,038
Nihon Kohden Corp.	102,800	3,373
PIGEON Corp.	41,300	1,859
SMC Corp.	16,200	2,735
SOFTBANK Corp.	31,300	1,173
SUGI HOLDINGS Co. Ltd.	64,700	2,167
Sundrug Co. Ltd.	106,000	3,801
TOYOTA MOTOR Corp.	62,400	2,676
		35,920
Korea (3.3%)
Hyundai Mobis	9,702	2,558
Samsung Electronics Co. Ltd.	3,188	4,139
Shinhan Financial Group Co. Ltd.	60,365	1,932
		8,629
Netherlands (5.1%)
Akzo Nobel NV	48,948	2,797
Koninklijke Ahold NV	213,779	2,712
Nutreco NV	41,469	3,381
Unilever NV	111,362	4,226
		13,116
Norway (2.6%)
DnB ASA	250,450	3,119
Norwegian Property ASA	654,800	948
ProSafe SE	300,415	2,532
		6,599
Russia (1.5%)
NovaTek OAO GDR	13,745	1,508
Sberbank of Russia ADR	202,700	2,398
		3,906
Singapore (1.0%)
United Overseas Bank Ltd.	168,000	2,577

Sweden (3.2%)
Autoliv, Inc.	28,940	1,747
Axfood AB	1,766	65
Elekta AB, B Shares	197,080	2,848
Nordea Bank AB	126,285	1,156
Telefonaktiebolaget LM Ericsson, B Shares	251,805	2,347
		8,163
Switzerland (12.5%)
Bucher Industries AG	14,064	2,638
Givaudan SA *	3,300	3,313
Kaba Holding AG *	3,200	1,303
Nestle SA	47,157	3,086
Novartis AG	41,396	2,562
Partners Group Holding AG	11,745	2,560
Roche Holding AG	22,493	4,427
SGS SA	1,991	4,467
Sika AG	1,248	2,741
Sulzer AG	33,346	5,164
		32,261
Turkey (0.5%)
Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,679,761	1,194

United Kingdom (18.4%)
Afren PLC *	894,800	1,957
Amlin PLC	543,667	3,366
BG Group PLC	107,510	1,843
BHP Billiton PLC	84,350	2,652
Bunzl PLC	183,249	3,021
Cairn Energy PLC *	334,910	1,442
Diploma PLC Ñ	227,710	1,757
Direct Line Insurance Group PLC *	241,500	785
Experian PLC	147,474	2,450
ICAP PLC	360,140	1,682
Informa PLC	277,221	1,867
Mitie Group PLC	657,592	2,828
Petrofac Ltd.	119,365	3,113
Reed Elsevier PLC	133,596	1,375
RPS Group PLC	679,106	2,310
Subsea 7 SA	126,643	2,895
Synergy Health PLC Ñ	189,358	2,979
Tullow Oil PLC	114,356	2,523
Vodafone Group PLC	1,231,350	3,179
Willis Group Holdings PLC	96,500	3,385
		47,409
Total Common Stocks (Cost $210,045)		248,950

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev NV VVPR Strip Ñ* (Cost $0)	177,256	0

Short-Term Investments (3.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $8,656)	8,656,252	8,656

Total Investments## (99.8%) (Cost $218,701)		257,606

Cash, receivables and other assets, less liabilities (0.2%)		597

Total Net Assets (100.0%)		$258,203

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$21,410	8.3%
Media	15,046	5.8%
Commercial Banks	15,042	5.8%
Machinery	14,506	5.6%
Metals & Mining	14,001	5.4%
Oil, Gas & Consumable Fuels	13,280	5.1%
Food & Staples Retailing	11,294	4.4%
Food Products	10,693	4.1%
Insurance	10,691	4.1%
Trading Companies & Distributors	9,821	3.8%
Pharmaceuticals	8,855	3.4%
Energy Equipment & Services	8,540	3.3%
Professional Services	6,917	2.7%
Wireless Telecommunication Services	6,854	2.7%
Health Care Providers & Services	6,588	2.6%
Health Care Equipment & Supplies	6,221	2.4%
Auto Components	5,790	2.2%
Software	5,352	2.1%
Commercial Services & Supplies	5,138	2.0%
Building Products	4,911	1.9%
Beverages	4,283	1.7%
Capital Markets	4,242	1.6%
Semiconductors & Semiconductor Equipment	4,139	1.6%
Hotels, Restaurants & Leisure	3,899	1.5%
Communications Equipment	3,863	1.5%
Electronic Equipment, Instruments & Components	3,795	1.5%
Real Estate Investment Trusts	3,437	1.3%
Diversified Telecommunication Services	3,228	1.3%
Diversified Financial Services	2,898	1.1%
Automobiles	2,676	1.1%
Life Sciences Tools & Services	2,641	1.0%
Biotechnology	2,214	0.9%
Thrifts & Mortgage Finance	2,061	0.8%
Household Products	1,859	0.7%
Industrial Conglomerates	1,817	0.7%
Real Estate Management & Development	948	0.4%
Short-Term Investments and Other Assets-Net	9,253	3.6%
	$258,203	100.0%

NOVEMBER 30, 2012

Schedule of Investments International Equity FundC
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (94.0%)

Australia (1.7%)
CSL Ltd.	76,435	4,124
Iluka Resources Ltd.	339,860	2,919
Imdex Ltd.	1,061,955	1,225
		8,268

Belgium (1.8%)
Anheuser-Busch InBev NV	48,911	4,287
Colruyt SA	103,390	4,757
		9,044

Canada (7.8%)
Cenovus Energy, Inc.	102,156	3,431
Corus Entertainment, Inc., B Shares	244,618	5,629
Goldcorp, Inc.	147,400	5,744
Home Capital Group, Inc.	70,300	3,843
MacDonald, Dettwiler & Associates Ltd.	88,227	4,660
New Gold, Inc. *	569,800	6,051
Silver Wheaton Corp.	142,600	5,250
Vermilion Energy, Inc.	79,182	4,029
		38,637

Chile (1.0%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	86,705	4,907

China (1.5%)
China Liansu Group Holdings Ltd.	4,700,600	2,790
China Mobile Ltd. ADR	82,170	4,677
		7,467

Czech Republic (0.3%)
Komercni Banka A/S	6,420	1,280

Denmark (2.6%)
Novo Nordisk A/S Class B	22,097	3,509
Sydbank A/S *	195,931	3,522
Tryg A/S	82,772	5,890
		12,921

France (6.1%)
Alcatel-Lucent *	2,584,086	2,830
Arkema SA	63,910	6,537
Eutelsat Communications SA	108,698	3,362
Pernod-Ricard SA	32,755	3,709
Rexel SA	328,278	6,387
Sodexo	89,890	7,259
		30,084

Germany (8.1%)
Brenntag AG	49,445	6,392
Continental AG	25,045	2,772
Deutsche Boerse AG	96,050	5,410
Deutsche Telekom AG	313,790	3,457
Fresenius Medical Care AG & Co.	98,102	6,736
Gerresheimer AG *	96,913	4,967
Linde AG	39,690	6,863
NORMA Group Ñ	144,681	3,658
		40,255

Indonesia (0.5%)
PT Bank Mandiri (Persero) Tbk	2,805,300	2,412

Ireland (0.7%)
DCC PLC	112,411	3,392

Israel (1.6%)
Bezeq Israeli Telecommunication Corp. Ltd.	2,106,034	2,575
Check Point Software Technologies Ltd. *	116,700	5,388
		7,963

Japan (13.6%)
DAIKIN INDUSTRIES Ltd.	127,100	3,996
FANUC Corp.	21,800	3,676
Jupiter Telecommunications Co. Ltd.	9,977	13,047
KANSAI PAINT Co. Ltd.	480,100	5,125
Kenedix Realty Investment Corp.	1,262	4,187
KEYENCE Corp.	13,600	3,798
Nihon Kohden Corp.	191,100	6,271
PIGEON Corp.	77,100	3,470
SMC Corp.	30,900	5,218
SOFTBANK Corp.	59,400	2,227
SUGI HOLDINGS Co. Ltd.	120,800	4,046
Sundrug Co. Ltd.	197,900	7,096
TOYOTA MOTOR Corp.	116,000	4,974
		67,131

Korea (3.3%)
Hyundai Mobis	18,110	4,775
Samsung Electronics Co. Ltd.	6,033	7,834
Shinhan Financial Group Co. Ltd.	112,670	3,605
		16,214

Netherlands (4.9%)
Akzo Nobel NV	91,390	5,223
Koninklijke Ahold NV	399,026	5,063
Nutreco NV	77,382	6,309
Unilever NV	207,860	7,887
		24,482

Norway (2.5%)
DnB ASA	467,929	5,828
Norwegian Property ASA	1,216,170	1,760
ProSafe SE	560,735	4,725
		12,313

Russia (1.5%)
NovaTek OAO GDR	25,660	2,815
Sberbank of Russia ADR	378,760	4,481
		7,296

Singapore (1.0%)
United Overseas Bank Ltd.	314,000	4,816

Sweden (3.1%)
Autoliv, Inc.	53,900	3,253
Axfood AB	3,210	119
Elekta AB, B Shares	367,838	5,316
Nordea Bank AB	235,715	2,157
Telefonaktiebolaget LM Ericsson, B Shares	470,000	4,380
		15,225

Switzerland (12.2%)
Bucher Industries AG	26,253	4,924
Givaudan SA *	6,156	6,181
Kaba Holding AG *	6,200	2,526
Nestle SA	88,021	5,761
Novartis AG	77,266	4,782
Partners Group Holding AG	21,760	4,743
Roche Holding AG	41,984	8,264
SGS SA	3,714	8,332
Sika AG	2,328	5,112
Sulzer AG	62,237	9,637
		60,262

Turkey (0.4%)
Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,135,331	2,228

United Kingdom (17.9%)
Afren PLC *	1,663,125	3,637
Amlin PLC	1,014,769	6,282
BG Group PLC	200,675	3,440
BHP Billiton PLC	157,440	4,949
Bunzl PLC	342,040	5,639
Cairn Energy PLC *	625,120	2,691
Diploma PLC Ñ	425,030	3,280
Direct Line Insurance Group PLC *	463,600	1,506
Experian PLC	280,805	4,665
ICAP PLC	672,210	3,139
Informa PLC	517,438	3,485
Mitie Group PLC	1,226,922	5,276
Petrofac Ltd.	223,160	5,821
Reed Elsevier PLC	249,687	2,570
RPS Group PLC Ñ	1,267,571	4,312
Subsea 7 SA	236,699	5,411
Synergy Health PLC Ñ	353,440	5,561
Tullow Oil PLC	213,447	4,709
Vodafone Group PLC	2,320,696	5,992
Willis Group Holdings PLC	180,200	6,321
		88,686

Total Common Stocks
(Cost $434,502)		465,283

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev NV VVPR Strip Ñ* (Cost $0)	125,976	0

Short-Term Investments (5.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $27,139)	27,139,057	27,139

Total Investments## (99.5%)
(Cost $461,641)		492,422

Cash, receivables and other assets, less liabilities (0.5%)		2,315

Total Net Assets (100.0%)		$494,737

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$39,948	8.1%
Commercial Banks	28,101	5.7%
Media	28,093	5.7%
Machinery	27,113	5.5%
Metals & Mining	26,138	5.3%
Oil, Gas & Consumable Fuels	24,752	5.0%
Food & Staples Retailing	21,081	4.3%
Insurance	19,999	4.0%
Food Products	19,957	4.0%
Trading Companies & Distributors	18,418	3.7%
Pharmaceuticals	16,555	3.3%
Energy Equipment & Services	15,957	3.2%
Professional Services	12,997	2.6%
Wireless Telecommunication Services	12,896	2.6%
Health Care Providers & Services	12,297	2.5%
Health Care Equipment & Supplies	11,587	2.3%
Auto Components	10,800	2.2%
Software	10,048	2.0%
Commercial Services & Supplies	9,588	1.9%
Building Products	9,312	1.9%
Beverages	7,996	1.6%
Capital Markets	7,882	1.6%
Semiconductors & Semiconductor Equipment	7,834	1.6%
Hotels, Restaurants & Leisure	7,259	1.5%
Communications Equipment	7,210	1.5%
Electronic Equipment, Instruments & Components	7,078	1.4%
Real Estate Investment Trusts (REITs)	6,415	1.3%
Diversified Telecommunication Services	6,032	1.2%
Diversified Financial Services	5,410	1.1%
Automobiles	4,974	1.0%
Life Sciences Tools & Services	4,967	1.0%
Biotechnology	4,124	0.8%
Thrifts & Mortgage Finance	3,843	0.8%
Household Products	3,470	0.7%
Industrial Conglomerates	3,392	0.7%
Real Estate Management & Development	1,760	0.4%
Short-Term Investments and Other Assets-Net	29,454	6.0%
	$494,737	100.0%

NOVEMBER 30, 2012

Schedule of Investments International Large Cap Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.3%)

Australia (1.5%)
CSL Ltd.	32,475	1,752
Iluka Resources Ltd.	142,795	1,227
		2,979
Belgium (2.6%)
Anheuser-Busch InBev NV	31,572	2,767
Colruyt SA	55,090	2,535
		5,302
Canada (5.0%)
Bank of Nova Scotia	27,200	1,534
Cenovus Energy, Inc.	41,545	1,395
Goldcorp, Inc.	62,900	2,451
New Gold, Inc. *	243,000	2,581
Silver Wheaton Corp.	61,800	2,275
		10,236
Chile (1.0%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	37,345	2,114

China (1.2%)
China Mobile Ltd. ADR	44,715	2,545

Colombia (0.7%)
Ecopetrol SA ADR	23,400	1,360

Czech Republic (0.3%)
Komercni Banka A/S	2,760	550

Denmark (3.4%)
Jyske Bank A/S *	59,330	1,696
Novo Nordisk A/S Class B	12,456	1,978
Tryg A/S	45,695	3,252
		6,926
France (8.3%)
Alcatel-Lucent *	1,228,353	1,345
Arkema SA	27,175	2,780
Eutelsat Communications SA	61,291	1,896
Pernod-Ricard SA	13,855	1,569
Rexel SA	165,798	3,226
Schneider Electric SA	44,649	3,138
Sodexo	38,355	3,097
		17,051
Germany (9.2%)
Brenntag AG	20,965	2,710
Continental AG	15,850	1,754
Deutsche Boerse AG	55,267	3,113
Deutsche Telekom AG	170,950	1,883
Fresenius Medical Care AG & Co.	51,020	3,504
Linde AG	17,930	3,100
SAP AG ADR	36,785	2,869
		18,933
India (0.7%)
Cognizant Technology Solutions Corp. Class A *	22,100	1,486
Indonesia (0.5%)
PT Bank Mandiri (Persero) Tbk	1,199,800	1,032

Israel (2.2%)
Bezeq Israeli Telecommunication Corp. Ltd.	1,374,400	1,680
Check Point Software Technologies Ltd. *	61,700	2,849
		4,529
Japan (9.2%)
DAIKIN INDUSTRIES Ltd.	53,500	1,682
FANUC Corp.	9,600	1,619
Jupiter Telecommunications Co. Ltd.	4,621	6,043
KANSAI PAINT Co. Ltd.	206,500	2,204
KEYENCE Corp.	5,900	1,648
SMC Corp.	13,900	2,347
SOFTBANK Corp.	31,300	1,173
TOYOTA MOTOR Corp.	49,600	2,127
		18,843
Korea (4.1%)
Hyundai Mobis	9,631	2,540
Samsung Electronics Co. Ltd.	3,392	4,404
Shinhan Financial Group Co. Ltd.	48,595	1,555
		8,499
Netherlands (4.8%)
Akzo Nobel NV	50,152	2,866
Koninklijke Ahold NV	215,495	2,734
Unilever NV	109,050	4,138
		9,738
Norway (1.2%)
DnB ASA	198,428	2,471

Russia (1.5%)
NovaTek OAO GDR	10,655	1,169
Sberbank of Russia ADR	160,910	1,903
		3,072
Singapore (1.0%)
United Overseas Bank Ltd.	133,000	2,040

Sweden (3.9%)
Autoliv, Inc.	22,900	1,382
Elekta AB, B Shares	197,780	2,858
Nordea Bank AB	158,805	1,454
Telefonaktiebolaget LM Ericsson, B Shares	250,020	2,330
		8,024
Switzerland (14.4%)
Credit Suisse Group AG *	50,734	1,201
Givaudan SA *	3,756	3,771
Nestle SA	48,008	3,142
Novartis AG	41,966	2,597
Partners Group Holding AG	9,460	2,062
Roche Holding AG	22,176	4,365
SGS SA	2,287	5,131
Sika AG	1,221	2,681
Sulzer AG	29,756	4,608
		29,558
United Kingdom (18.6%)
Afren PLC *	884,465	1,934
Amlin PLC	532,361	3,296
BG Group PLC	106,960	1,834
BHP Billiton PLC	66,600	2,093
Bunzl PLC	173,848	2,866
Cairn Energy PLC *	263,210	1,133
Direct Line Insurance Group PLC *	186,300	605
Experian PLC	177,557	2,950
ICAP PLC	378,295	1,767
Informa PLC	381,239	2,568
Petrofac Ltd.	113,490	2,960
Reed Elsevier PLC	159,434	1,641
Subsea 7 SA	120,630	2,758
Tesco PLC	366,050	1,907
Tullow Oil PLC	123,146	2,717
Vodafone Group PLC	980,646	2,532
Willis Group Holdings PLC	73,500	2,578
		38,139
Total Common Stocks (Cost $176,501)		195,427

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev NV VVPR Strip Ñ* (Cost $0)	63,890	0

Short-Term Investments (4.6%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $9,380)	9,379,687	9,380

Total Investments## (99.9%) (Cost $185,881)		204,807

Cash, receivables and other assets, less liabilities (0.1%)		279

Total Net Assets (100.0%)		$ 205,086

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL LARGE CAP FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$19,516	9.5%
Commercial Banks	14,235	6.9%
Media	12,148	5.9%
Oil, Gas & Consumable Fuels	11,542	5.6%
Metals & Mining	10,627	5.2%
Insurance	9,731	4.7%
Pharmaceuticals	8,940	4.4%
Trading Companies & Distributors	8,802	4.3%
Machinery	8,574	4.2%
Professional Services	8,081	3.9%
Food Products	7,280	3.6%
Food & Staples Retailing	7,176	3.5%
Wireless Telecommunication Services	6,250	3.1%
Energy Equipment & Services	5,718	2.8%
Software	5,718	2.8%
Auto Components	5,676	2.8%
Capital Markets	5,030	2.5%
Semiconductors & Semiconductor Equipment	4,404	2.2%
Beverages	4,336	2.1%
Communications Equipment	3,675	1.8%
Diversified Telecommunication Services	3,563	1.7%
Health Care Providers & Services	3,504	1.7%
Electrical Equipment	3,138	1.5%
Diversified Financial Services	3,113	1.5%
Hotels, Restaurants & Leisure	3,097	1.5%
Health Care Equipment & Supplies	2,858	1.4%
Automobiles	2,127	1.0%
Biotechnology	1,752	0.9%
Building Products	1,682	0.8%
Electronic Equipment, Instruments & Components	1,648	0.8%
IT Services	1,486	0.7%
Short-Term Investments and Other Assets-Net	9,659	4.7%
	$205,086	100.0%

NOVEMBER 30, 2012

Schedule of Investments Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (93.9%)

Aerospace & Defense (4.9%)
Aerovironment, Inc. *	44,000	898
Spirit Aerosystems Holdings, Inc. Class A *	123,390	1,944
Teledyne Technologies, Inc. *	40,352	2,542
Textron, Inc.	93,839	2,204
		7,588
Beverages (1.0%)
Constellation Brands, Inc. Class A *	41,936	1,505

Chemicals (3.0%)
Chemtura Corp. *	150,100	3,050
Cytec Industries, Inc.	23,400	1,606
		4,656
Commercial Banks (10.9%)
BankUnited, Inc.	62,000	1,457
City National Corp.	23,100	1,125
Comerica, Inc.	76,874	2,275
First Niagara Financial Group, Inc.	303,800	2,291
Huntington Bancshares, Inc.	369,500	2,272
TCF Financial Corp.	232,100	2,757
Texas Capital Bancshares, Inc. *	52,300	2,356
Umpqua Holdings Corp.	192,400	2,243
		16,776
Commercial Services & Supplies (4.3%)
Avery Dennison Corp.	102,236	3,420
Covanta Holding Corp.	163,900	3,094
		6,514
Communications Equipment (6.4%)
Arris Group, Inc. *	202,269	2,826
Brocade Communications Systems, Inc. *	518,459	2,945
Ciena Corp. *	91,383	1,360
Infinera Corp. *	281,400	1,570
Sierra Wireless, Inc. *	150,074	1,161
		9,862
Construction & Engineering (1.9%)
KBR, Inc.	107,200	2,980

Containers & Packaging (3.8%)
Crown Holdings, Inc. *	88,000	3,287
Sealed Air Corp.	152,258	2,561
		5,848
Electronic Equipment, Instruments & Components (3.9%)
CTS Corp.	119,755	1,061
Dolby Laboratories, Inc. Class A *	56,600	1,889
Itron, Inc. *	48,120	2,108
Mercury Computer Systems, Inc. *	105,260	925
		5,983
Energy Equipment & Services (2.5%)
ION Geophysical Corp. *	261,517	1,558
TETRA Technologies, Inc. *	321,392	2,250
		3,808
Health Care Equipment & Supplies (0.9%)
Symmetry Medical, Inc. *	134,400	1,310

Health Care Providers & Services (0.9%)
Chemed Corp.	21,225	1,445

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc. *	142,000	1,579

Hotels, Restaurants & Leisure (2.5%)
Scientific Games Corp. Class A *	281,714	2,347
Wendy's Co.	323,000	1,505
		3,852
Independent Power Producers & Energy Traders (2.6%)
GenOn Energy, Inc. *	785,900	2,004
Ormat Technologies, Inc.	106,256	1,957
		3,961
Internet Software & Services (2.0%)
Digital River, Inc. *	162,163	2,369
Keynote Systems, Inc.	46,296	630
		2,999
IT Services (10.4%)
Acxiom Corp. *	161,185	2,851
Convergys Corp.	172,900	2,699
CoreLogic, Inc. *	152,311	3,936
DST Systems, Inc.	49,019	2,826
Lender Processing Services, Inc.	149,100	3,705
		16,017
Life Sciences Tools & Services (3.7%)
Affymetrix, Inc. *	264,600	881
Cambrex Corp. *	121,138	1,329
Charles River Laboratories International, Inc. *	88,271	3,387
		5,597
Machinery (6.0%)
ESCO Technologies, Inc.	70,685	2,594
ITT Corp.	101,900	2,280
Manitowoc Co., Inc.	115,700	1,735
Navistar International Corp. *	67,185	1,371
Twin Disc, Inc.	70,900	1,210
		9,190
Marine (0.5%)
Danaos Corp. *	269,091	743

Professional Services (0.9%)
FTI Consulting, Inc. *	45,100	1,394

Road & Rail (1.9%)
Ryder System, Inc.	61,704	2,904

Semiconductors & Semiconductor Equipment (5.1%)
Alliance Semiconductor Corp. *	85,470	21
Ceva, Inc. *	65,600	991
FormFactor, Inc. *	180,900	802
Freescale Semiconductor Holdings Ltd. *	129,590	1,200
Ikanos Communications, Inc. *	194,466	259
Rambus, Inc. *	190,022	929
Spansion, Inc. Class A *	133,040	1,559
Ultratech, Inc. *	64,394	2,114
		7,875
Software (7.2%)
Accelrys, Inc. *	180,463	1,590
Cadence Design Systems, Inc. *	187,807	2,391
Comverse Technology, Inc. *	111,358	396
Comverse, Inc. *	11,135	320
Rovi Corp. *	141,680	2,173
SeaChange International, Inc. *	151,626	1,403
Verint Systems, Inc. *	98,405	2,733
		11,006
Specialty Retail (5.7%)
Express, Inc. *	65,300	975
OfficeMax, Inc.	619,619	6,196
PEP Boys-Manny Moe & Jack	82,500	872
RadioShack Corp.	379,141	770
		8,813
Total Common Stocks (Cost $135,855)		144,205

Short-Term Investments (4.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $6,768)	6,768,246	6,768

Total Investments## (98.3%) (Cost $142,623)		150,973

Cash, receivables and other assets, less liabilities (1.7%)		2,541

Total Net Assets (100.0%)		$ 153,514

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (97.4%)

Aerospace & Defense (3.7%)
Boeing Co.	97,744	7,261
Precision Castparts Corp.	91,348	16,752
		24,013
Air Freight & Logistics (0.9%)
FedEx Corp.	66,894	5,989

Auto Components (0.8%)
BorgWarner, Inc. *	83,338	5,525

Beverages (5.1%)
Anheuser-Busch InBev NV ADR	145,402	12,791
Coca-Cola Co.	527,992	20,021
		32,812
Biotechnology (3.9%)
Biogen Idec, Inc. *	54,165	8,075
Gilead Sciences, Inc. *	84,661	6,350
Vertex Pharmaceuticals, Inc. *	277,771	11,052
		25,477
Chemicals (4.0%)
Monsanto Co.	201,872	18,489
Sherwin-Williams Co.	47,185	7,197
		25,686
Commercial Services & Supplies (1.1%)
ADT Corp. *	149,625	6,868

Communications Equipment (2.4%)
QUALCOMM, Inc.	246,180	15,662

Computers & Peripherals (9.7%)
Apple, Inc.	79,455	46,503
EMC Corp. *	466,657	11,582
SanDisk Corp. *	127,635	4,991
		63,076
Diversified Telecommunication Services (3.7%)
Verizon Communications, Inc.	546,294	24,102

Electric Utilities (1.3%)
NextEra Energy, Inc.	118,375	8,133

Energy Equipment & Services (2.0%)
Schlumberger Ltd.	179,917	12,886

Food Products (3.6%)
Kraft Foods, Inc. Class A *	181,616	8,212
Mondelez International, Inc. Class A	318,645	8,250
Unilever NV	179,031	6,773
		23,235
Health Care Providers & Services (2.7%)
Express Scripts Holding Co. *	240,731	12,963
UnitedHealth Group, Inc.	89,540	4,870
		17,833
Health Care Technology (1.0%)
Cerner Corp. *	81,336	6,281

Hotels, Restaurants & Leisure (1.6%)
Starbucks Corp.	201,690	10,462

Household Products (2.1%)
Procter & Gamble Co.	197,321	13,779

Industrial Conglomerates (2.9%)
Danaher Corp.	176,689	9,536
General Electric Co.	451,487	9,540
		19,076
Insurance (1.9%)
American International Group, Inc. *	376,267	12,466

Internet & Catalog Retail (3.6%)
Amazon.com, Inc. *	92,902	23,416

Internet Software & Services (5.0%)
Facebook, Inc. Class A *	143,764	4,025
Google, Inc. Class A *	29,127	20,342
LinkedIn Corp. Class A *	72,562	7,847
		32,214
IT Services (2.6%)
IBM Corp.	57,513	10,932
Teradata Corp. *	98,812	5,877
		16,809
Life Sciences Tools & Services (1.6%)
Illumina, Inc. *	195,804	10,517

Machinery (1.5%)
Joy Global, Inc.	172,587	9,836

Media (1.1%)
Discovery Communications, Inc. Class A *	120,123	7,257

Multiline Retail (2.1%)
Family Dollar Stores, Inc.	189,772	13,512

Oil, Gas & Consumable Fuels (4.5%)
EOG Resources, Inc.	43,035	5,062
Kinder Morgan, Inc.	263,195	8,898
Range Resources Corp.	241,860	15,484
		29,444
Pharmaceuticals (6.0%)
Allergan, Inc.	71,664	6,647
Bristol-Myers Squibb Co.	409,156	13,350
Johnson & Johnson	119,965	8,365
Pfizer, Inc.	413,064	10,335
		38,697
Road & Rail (1.8%)
Union Pacific Corp.	95,754	11,757

Semiconductors & Semiconductor Equipment (1.9%)
ASML Holding NV ADR	196,502	12,295

Software (3.4%)
Microsoft Corp.	826,649	22,005

Specialty Retail (1.5%)
O'Reilly Automotive, Inc. *	103,509	9,738

Textiles, Apparel & Luxury Goods (1.2%)
V.F. Corp.	47,052	7,552

Tobacco (2.8%)
Philip Morris International, Inc.	204,068	18,342

Wireless Telecommunication Services (2.4%)
Crown Castle International Corp. *	229,129	15,471

Total Common Stocks (Cost $567,882)		632,223

Short-Term Investments (2.3%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $14,956)	14,955,728	14,956

Total Investments## (99.7%) (Cost $582,838)		647,179

Cash, receivables and other assets, less liabilities (0.3%)		1,890

Total Net Assets (100.0%)		$ 649,069

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Large Cap Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.1%)

Air Freight & Logistics (0.5%)
FedEx Corp.	89,364	8,001

Airlines (1.0%)
Delta Air Lines, Inc. *	620,259	6,203
Southwest Airlines Co.	1,052,581	10,031
		16,234
Auto Components (0.4%)
BorgWarner, Inc. *	92,326	6,121

Automobiles (1.5%)
Ford Motor Co.	2,056,762	23,550

Beverages (0.4%)
Constellation Brands, Inc. Class A *	162,803	5,841

Capital Markets (10.1%)
Bank of New York Mellon Corp.	1,250,087	29,927
Charles Schwab Corp.	1,271,761	16,660
Goldman Sachs Group, Inc.	512,469	60,364
Invesco Ltd.	1,098,158	27,443
Morgan Stanley	1,291,723	21,791
		156,185
Chemicals (3.1%)
LyondellBasell Industries NV Class A	445,166	22,138
Monsanto Co.	281,980	25,827
		47,965
Commercial Banks (5.8%)
Regions Financial Corp.	1,933,294	12,895
SunTrust Banks, Inc.	440,849	11,969
Wells Fargo & Co.	1,567,326	51,737
Zions Bancorp	617,821	12,400
		89,001
Communications Equipment (1.3%)
Cisco Systems, Inc.	1,074,029	20,310

Computers & Peripherals (0.6%)
SanDisk Corp. *	232,606	9,095

Consumer Finance (0.5%)
Discover Financial Services	172,544	7,180

Containers & Packaging (0.3%)
Sealed Air Corp.	323,982	5,449

Diversified Financial Services (11.8%)
Bank of America Corp.	3,387,536	33,401
Citigroup, Inc.	1,726,428	59,683
JPMorgan Chase & Co.	1,903,159	78,182
Moody's Corp.	220,833	10,728
		181,994
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	155,584	5,310

Electric Utilities (0.5%)
PPL Corp.	256,087	7,516

Electronic Equipment, Instruments & Components (0.4%)
Corning Inc.	493,978	6,041

Energy Equipment & Services (5.3%)
Baker Hughes, Inc.	264,367	11,407
Diamond Offshore Drilling, Inc.	336,247	23,201
Halliburton Co.	191,558	6,389
McDermott International, Inc. *	1,224,914	12,898
Schlumberger Ltd.	393,269	28,166
		82,061
Health Care Equipment & Supplies (1.5%)
Boston Scientific Corp. *	2,487,774	13,782
Zimmer Holdings, Inc.	134,797	8,893
		22,675
Health Care Providers & Services (1.7%)
Aetna, Inc.	323,986	13,993
Cigna Corp.	159,835	8,355
HCA Holdings, Inc.	132,919	4,220
		26,568
Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	832,925	32,201

Industrial Conglomerates (4.1%)
General Electric Co.	3,018,602	63,783

Insurance (4.3%)
American International Group, Inc. *	772,818	25,604
Lincoln National Corp.	971,261	23,990
MetLife, Inc.	133,388	4,427
Reinsurance Group of America, Inc.	232,582	11,908
		65,929
Internet Software & Services (0.7%)
Yahoo! Inc. *	540,426	10,144

IT Services (0.4%)
Global Payments, Inc.	126,320	5,547

Machinery (8.9%)
Caterpillar, Inc.	404,326	34,465
Cummins, Inc.	215,645	21,167
Deere & Co.	297,608	25,014
Dover Corp.	314,578	20,004
Joy Global, Inc.	464,885	26,494
PACCAR, Inc.	247,612	10,880
		138,024
Media (1.4%)
Comcast Corp. Class A	407,833	15,163
Gannett Co., Inc.	320,954	5,745
		20,908
Metals & Mining (6.4%)
Alcoa , Inc.	510,460	4,293
BHP Billiton Ltd. ADR	303,709	21,879
Freeport-McMoRan Copper & Gold, Inc.	972,692	37,945
Newmont Mining Corp.	546,799	25,749
Nucor Corp.	215,573	8,877
		98,743
Multiline Retail (0.6%)
Target Corp.	154,228	9,736

Oil, Gas & Consumable Fuels (12.0%)
Anadarko Petroleum Corp.	165,540	12,116
Cabot Oil & Gas Corp.	187,198	8,817
Chevron Corp.	371,994	39,316
Exxon Mobil Corp.	916,463	80,777
Occidental Petroleum Corp.	103,086	7,753
Range Resources Corp.	562,891	36,036
		184,815
Pharmaceuticals (2.6%)
Johnson & Johnson	340,868	23,769
Merck & Co., Inc.	360,145	15,954
		39,723
Road & Rail (0.9%)
CSX Corp.	730,508	14,435

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	727,178	14,231

Software (1.5%)
Microsoft Corp.	526,655	14,020
Oracle Corp.	263,342	8,453
		22,473
Specialty Retail (1.3%)
Urban Outfitters, Inc. *	535,926	20,204

Total Common Stocks (Cost $1,354,455)		1,467,993

Exchange Traded Funds (0.2%)
SPDR Gold Shares * (Cost $3,136)	18,670	3,100

Short-Term Investments (1.7%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $26,552)	26,551,504	26,552

Total Investments## (97.0%) (Cost $1,384,143)		1,497,645

Cash, receivables and other assets, less liabilities (3.0%)		45,992

Total Net Assets (100.0%)		$ 1,543,637

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Mid Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.5%)

Aerospace & Defense (3.3%)
BE Aerospace, Inc. *	143,000	6,772
HEICO Corp.	172,500	7,104
Precision Castparts Corp.	41,500	7,611
	21,487
Beverages (0.7%)
Beam, Inc.	79,500	4,461

Biotechnology (4.6%)
Alexion Pharmaceuticals, Inc. *	120,000	11,522
ARIAD Pharmaceuticals, Inc. *	90,000	2,012
BioMarin Pharmaceutical, Inc. *	45,000	2,187
Cepheid, Inc. *	117,500	3,809
Cubist Pharmaceuticals, Inc. *	112,500	4,569
Medivation, Inc. *	63,000	3,286
Onyx Pharmaceuticals, Inc. *	37,500	2,830
	30,215
Building Products (1.0%)
Fortune Brands Home & Security, Inc. *	215,000	6,448

Capital Markets (2.4%)
Affiliated Managers Group, Inc. *	78,000	10,052
Raymond James Financial, Inc.	150,000	5,662
	15,714
Chemicals (2.6%)
Airgas, Inc.	121,000	10,717
Ashland, Inc.	90,000	6,383
	17,100
Commercial Services & Supplies (2.5%)
Clean Harbors, Inc. *	70,000	4,010
Stericycle, Inc. *	134,000	12,525
	16,535
Communications Equipment (1.1%)
Aruba Networks, Inc. *	106,000	2,065
F5 Networks, Inc. *	52,500	4,918
	6,983
Containers & Packaging (0.5%)
Packaging Corp. of America	82,500	3,006

Diversified Financial Services (1.1%)
IntercontinentalExchange, Inc. *	54,306	7,176

Diversified Telecommunication Services (0.6%)
tw telecom, Inc. *	165,000	4,239

Electrical Equipment (4.5%)
AMETEK, Inc.	280,000	10,452
Generac Holdings, Inc.	102,000	3,328
Roper Industries, Inc.	104,500	11,655
Sensata Technologies Holding NV *	122,000	3,765
	29,200
Electronic Equipment, Instruments & Components (1.8%)
Trimble Navigation Ltd. *	216,000	12,018

Energy Equipment & Services (3.2%)
Cameron International Corp. *	92,500	4,990
Core Laboratories NV	31,000	3,199
Oceaneering International, Inc.	77,000	4,056
Oil States International, Inc. *	121,500	8,593
	20,838
Food & Staples Retailing (2.0%)
PriceSmart, Inc.	84,500	6,550
Whole Foods Market, Inc.	69,000	6,442
	12,992
Health Care Equipment & Supplies (3.0%)
Cooper Cos, Inc.	51,000	4,842
Edwards Lifesciences Corp. *	36,000	3,124
Intuitive Surgical, Inc. *	12,500	6,612
Volcano Corp. *	175,000	4,771
	19,349
Health Care Providers & Services (2.8%)
Catamaran Corp. *	240,000	11,686
DaVita HealthCare Partners, Inc. *	64,000	6,912
	18,598
Health Care Technology (1.6%)
Cerner Corp. *	137,500	10,618

Hotels, Restaurants & Leisure (1.3%)
Buffalo Wild Wings, Inc. *	57,000	4,129
Starwood Hotels & Resorts Worldwide, Inc.	83,200	4,489
	8,618
Household Products (1.1%)
Church & Dwight Co., Inc.	132,500	7,175

Internet & Catalog Retail (0.5%)
Expedia, Inc.	50,000	3,093

Internet Software & Services (2.7%)
Liquidity Services, Inc. *	160,000	6,570
Rackspace Hosting, Inc. *	159,000	10,990
	17,560
IT Services (3.3%)
Alliance Data Systems Corp. *	55,000	7,837
Cognizant Technology Solutions Corp. Class A *	101,500	6,824
Teradata Corp. *	57,500	3,420
VeriFone Systems, Inc. *	112,500	3,419
	21,500
Life Sciences Tools & Services (1.2%)
Illumina, Inc. *	149,000	8,003

Machinery (2.6%)
Cummins, Inc.	32,000	3,141
Donaldson Co., Inc.	207,500	6,968
Pall Corp.	120,000	7,138
	17,247
Media (2.0%)
AMC Networks, Inc. Class A *	155,000	8,178
Discovery Communications, Inc. Class A *	83,000	5,014
	13,192
Multiline Retail (1.1%)
Dollar Tree, Inc. *	180,000	7,513

Oil, Gas & Consumable Fuels (2.9%)
Cabot Oil & Gas Corp.	203,500	9,585
Concho Resources, Inc. *	60,000	4,816
Denbury Resources, Inc. *	305,000	4,706
	19,107
Pharmaceuticals (1.1%)
Perrigo Co.	72,500	7,504

Professional Services (2.0%)
Advisory Board Co. *	107,500	4,864
Verisk Analytics, Inc. Class A *	170,500	8,498
	13,362
Real Estate Management & Development (1.3%)
Jones Lang LaSalle, Inc.	104,000	8,529

Road & Rail (3.0%)
Canadian Pacific Railway Ltd.	56,500	5,274
J.B. Hunt Transport Services, Inc.	148,500	8,828
Kansas City Southern	69,500	5,431
	19,533
Semiconductors & Semiconductor Equipment (3.3%)
Altera Corp.	164,000	5,312
Avago Technologies Ltd.	258,000	9,056
Cavium, Inc. *	207,500	7,310
	21,678
Software (7.6%)
ANSYS, Inc. *	128,000	8,490
Aspen Technology, Inc. *	155,000	4,028
Citrix Systems, Inc. *	91,000	5,566
Concur Technologies, Inc. *	49,000	3,220
Informatica Corp. *	123,600	3,321
MICROS Systems, Inc. *	133,000	5,780
Red Hat, Inc. *	120,500	5,953
Salesforce.com, Inc. *	41,000	6,464
Splunk, Inc. *	102,500	3,096
Ultimate Software Group, Inc. *	38,500	3,639
	49,557
Specialty Retail (10.0%)
Bed Bath & Beyond, Inc. *	107,000	6,283
Cabela's, Inc. *	105,000	5,016
Dick's Sporting Goods, Inc.	158,000	8,297
DSW, Inc. Class A	115,000	7,823
O'Reilly Automotive, Inc. *	89,500	8,420
PetSmart, Inc.	47,500	3,356
Ross Stores, Inc.	115,000	6,546
Tractor Supply Co.	86,000	7,707
Urban Outfitters, Inc. *	197,000	7,427
Williams-Sonoma, Inc.	100,000	4,526
	65,401
Textiles, Apparel & Luxury Goods (2.6%)
Lululemon Athetica, Inc. *	52,500	3,768
PVH Corp.	78,100	8,950
Under Armour, Inc. Class A *	87,500	4,535
	17,253
Thrifts & Mortgage Finance (0.9%)
Ocwen Financial Corp. *	160,000	5,738

Trading Companies & Distributors (3.0%)
Fastenal Co.	235,000	9,825
MSC Industrial Direct Co., Inc. Class A	82,000	5,958
United Rentals, Inc. *	85,000	3,530
	19,313
Wireless Telecommunication Services (3.7%)
Crown Castle International Corp. *	137,500	9,284
SBA Communications Corp. Class A *	215,000	14,796
	24,080
Total Common Stocks (Cost $468,260)	631,933

Short-Term Investments (4.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $26,706)	26,706,016	26,706

Total Investments## (100.6%) (Cost $494,966)	658,639

Liabilities, less cash, receivables and other assets [(0.6%)]	(3,879)

Total Net Assets (100.0%)	$ 654,760

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.9%)

Aerospace & Defense (4.0%)
General Dynamics Corp.	13,400	891
Rockwell Collins, Inc.	25,200	1,441
		2,332
Auto Components (1.2%)
Lear Corp.	15,700	686

Beverages (1.1%)
Constellation Brands, Inc. Class A *	18,400	660

Capital Markets (2.2%)
State Street Corp.	29,500	1,311

Commercial Banks (5.4%)
BankUnited, Inc.	28,400	668
BB&T Corp.	25,800	727
Comerica, Inc.	26,200	775
Huntington Bancshares, Inc.	169,300	1,041
		3,211
Commercial Services & Supplies (14.6%)
ADT Corp. *	14,350	659
Avery Dennison Corp.	48,500	1,622
Brink's Co.	49,200	1,351
Corrections Corporation of America	45,800	1,553
Covanta Holding Corp.	68,300	1,289
Republic Services, Inc.	45,400	1,293
Tyco International Ltd.	28,800	817
		8,584
Communications Equipment (2.5%)
Motorola Solutions, Inc.	26,900	1,465

Construction & Engineering (2.3%)
KBR, Inc.	49,200	1,368

Electric Utilities (3.8%)
NV Energy, Inc.	69,900	1,281
Pinnacle West Capital Corp.	18,700	962
		2,243
Electronic Equipment, Instruments & Components (3.5%)
Dolby Laboratories, Inc. Class A *	36,200	1,208
Flextronics International Ltd. *	144,100	834
		2,042
Energy Equipment & Services (1.8%)
Cameron International Corp. *	20,000	1,079

Food & Staples Retailing (6.0%)
CVS Caremark Corp.	31,600	1,470
Safeway, Inc.	119,200	2,039
		3,509
Health Care Equipment & Supplies (4.6%)
Covidien PLC	24,400	1,418
Zimmer Holdings, Inc.	19,600	1,293
		2,711
Health Care Providers & Services (5.5%)
Cardinal Health, Inc.	31,800	1,286
Humana, Inc.	13,900	909
Omnicare, Inc.	29,400	1,066
		3,261
Hotels, Restaurants & Leisure (1.2%)
Wyndham Worldwide Corp.	13,900	682

IT Services (6.3%)
Amdocs Ltd.	39,300	1,315
Fidelity National Information Services, Inc.	37,800	1,365
Western Union Co.	82,100	1,035
		3,715
Machinery (3.1%)
ITT Corp.	53,000	1,186
Navistar International Corp. *	30,100	614
		1,800
Media (3.3%)
Cablevision Systems Corp. Class A	91,900	1,272
Virgin Media, Inc.	19,600	689
		1,961
Multi-Utilities (4.1%)
CenterPoint Energy, Inc.	59,400	1,172
Sempra Energy	18,100	1,238
		2,410
Multiline Retail (1.9%)
Kohl's Corp.	25,000	1,116

Oil, Gas & Consumable Fuels (1.6%)
Energy Transfer Partners L.P.	8,325	366
Southwestern Energy Co. *	16,400	569
		935
Pharmaceuticals (2.0%)
Hospira, Inc. *	39,900	1,189

Real Estate Investment Trusts (1.3%)
Starwood Property Trust, Inc.	33,100	757

Software (5.4%)
BMC Software, Inc. *	24,900	1,020
Nuance Communications, Inc. *	29,800	663
Symantec Corp. *	79,800	1,497
		3,180
Specialty Retail (5.2%)
Best Buy Co., Inc.	74,700	979
Express, Inc. *	53,900	805
Staples, Inc.	110,600	1,294
		3,078
Thrifts & Mortgage Finance (2.0%)
People's United Financial, Inc.	95,900	1,169

Total Common Stocks (Cost $52,998)		56,454

Short-Term Investments (0.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $294)	294,303	294

Total Investments## (96.4%) (Cost $53,292)		56,748

Cash, receivables and other assets, less liabilities (3.6%)		2,104

Total Net Assets (100.0%)		$ 58,852

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited)

	Number of	Value†
	Shares	($000's)z

Common Stocks (96.5%)

Aerospace & Defense (7.0%)
Boeing Co.	310,000	23,027
Raytheon Co.	360,000	20,567
		43,594

Chemicals (5.2%)
Ecolab, Inc.	85,000	6,127
Methanex Corp.	450,000	13,608
Scotts Miracle-Gro Co. Class A	300,000	12,438
		32,173

Commercial Banks (0.3%)
Boston Private Financial Holdings, Inc.	215,000	1,984

Commercial Services & Supplies (2.3%)
Covanta Holding Corp.	770,000	14,538

Containers & Packaging (2.6%)
Sealed Air Corp.	950,000	15,979

Diversified Financial Services (3.4%)
JPMorgan Chase & Co.	520,000	21,362

Electrical Equipment (4.3%)
ABB Ltd. ADR *	925,000	17,964
Rockwell Automation, Inc.	110,000	8,716
		26,680

Energy Equipment & Services (4.3%)
McDermott International, Inc. *	750,000	7,898
Schlumberger Ltd.	260,000	18,621
		26,519

Food Products (6.8%)
ConAgra Foods, Inc.	725,000	21,648
Kraft Foods Group, Inc. *	190,000	8,592
Mondelez International, Inc. Class A	475,000	12,298
		42,538

Gas Utilities (2.1%)
National Fuel Gas Co.	250,000	13,020

Health Care Equipment & Supplies (2.2%)
Hill-Rom Holdings, Inc.	480,000	13,421

Health Care Providers & Services (5.9%)
HCA Holdings, Inc.	625,000	19,844
Henry Schein, Inc. *	205,000	16,558
		36,402

Hotels, Restaurants & Leisure (2.8%)
Darden Restaurants, Inc.	160,000	8,461
Hyatt Hotels Corp. Class A *	250,000	9,125
		17,586

Household Products (3.5%)
Procter & Gamble Co.	310,000	21,647

Industrial Conglomerates (3.2%)
3M Co.	220,000	20,009

Insurance (2.5%)
Berkshire Hathaway, Inc. Class B *	175,000	15,414

Internet Software & Services (1.0%)
eBay, Inc. *	120,000	6,338

Leisure Equipment & Products (3.4%)
Mattel, Inc.	570,000	21,381

Life Sciences Tools & Services (0.9%)
Thermo Fisher Scientific, Inc.	90,000	5,719

Media (4.6%)
News Corp. Class A	360,000	8,870
Omnicom Group, Inc.	400,000	19,896
		28,766

Oil, Gas & Consumable Fuels (6.2%)
Cenovus Energy, Inc.	630,000	21,010
Range Resources Corp.	275,000	17,606
		38,616

Pharmaceuticals (3.2%)
Pfizer, Inc.	800,000	20,016

Professional Services (3.7%)
Barrett Business Services, Inc.	85,000	2,826
Nielsen Holdings NV *	700,000	19,824
		22,650

Road & Rail (3.2%)
CSX Corp.	1,000,000	19,760

Software (3.1%)
Activision Blizzard, Inc.	1,700,000	19,448

Specialty Retail (3.4%)
Bed Bath & Beyond, Inc. *	360,000	21,139

Textiles, Apparel & Luxury Goods (5.4%)
Deckers Outdoor Corp. *	270,000	10,338
Hanesbrands, Inc. *	650,000	23,465
		33,803

Total Common Stocks
(Cost $559,858)		600,502

Exchange Traded Funds (1.8%)
SPDR S&P 500 ETF Trust (Cost $11,209)	80,000	11,364

Short-Term Investments (2.8%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $17,243)	17,242,511	17,243

Total Investments## (101.1%)
(Cost $588,310)		629,109

Liabilities, less cash, receivables and other assets [(1.1%)]		(6,641)

Total Net Assets (100.0%)		$622,468

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Real Estate Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (98.2%)

Apartments (17.7%)
American Campus Communities, Inc.	315,600	13,823
AvalonBay Communities, Inc. Ø	270,192	35,609
Camden Property Trust	346,700	22,778
Equity Residential Ø	591,850	32,853
Essex Property Trust, Inc.	107,400	15,089
UDR, Inc.	70,100	1,613
		121,765

Diversified (6.8%)
American Assets Trust, Inc.	227,299	6,189
Digital Realty Trust, Inc.	287,770	18,573
DuPont Fabros Technology, Inc.	387,084	8,938
Vornado Realty Trust	173,323	13,247
		46,947

Health Care (14.7%)
HCP, Inc.	663,300	29,882
Health Care REIT, Inc.	296,140	17,440
Healthcare Realty Trust, Inc.	402,650	9,603
OMEGA Healthcare Investors, Inc.	611,400	14,013
Ventas, Inc.	469,930	29,911
		100,849

Industrial (4.0%)
EastGroup Properties, Inc.	200,000	10,456
Prologis, Inc.	496,758	16,860
		27,316

Infrastructure (6.3%)
American Tower Corp.	574,500	43,047

Lodging/Resorts (3.0%)
Host Hotels & Resorts, Inc.	905,243	13,298
Strategic Hotels & Resorts, Inc. *	1,202,800	7,493
		20,791

Mixed (0.9%)
PS Business Parks, Inc.	99,100	6,391

Office (11.7%)
Boston Properties, Inc.	333,300	34,207
Corporate Office Properties Trust ØØ	565,200	13,949
Kilroy Realty Corp.	247,212	11,149
Mission West Properties, Inc.	203,480	1,860
SL Green Realty Corp.	257,700	19,425
		80,590

Real Estate Management & Development (1.5%)
Brookfield Asset Management, Inc. Class A	208,177	7,232
Brookfield Office Properties, Inc.	170,165	2,764
		9,996

Regional Malls (15.5%)
General Growth Properties, Inc.	598,200	11,587
Glimcher Realty Trust	769,600	8,250
Macerich Co.	225,888	12,763
Simon Property Group, Inc.	418,748	63,704
Taubman Centers, Inc.	125,660	9,735
		106,039

Self Storage (6.3%)
Public Storage	249,400	35,076
Sovran Self Storage, Inc. ØØ	128,700	7,952
		43,028

Shopping Centers (5.4%)
Federal Realty Investment Trust	157,600	16,397
Tanger Factory Outlet Centers, Inc.	310,500	10,209
Urstadt Biddle Properties, Inc. Class A	560,014	10,523
		37,129

Timber (4.4%)
Rayonier, Inc.	356,700	17,778
Weyerhaeuser Co.	450,298	12,410
		30,188

Total Common Stocks
(Cost $599,195)		674,076

Short-Term Investments (2.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $14,602)	14,602,137	14,602

Total Investments## (100.3%)
(Cost $613,797)		688,678

Liabilities, less cash, receivables and other assets [(0.3%)]		(2,130)

Total Net Assets (100.0%)		$686,548

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Select Equities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (92.4%)

Aerospace & Defense (5.2%)
Boeing Co.	47,043	3,494

Air Freight & Logistics (3.6%)
United Parcel Service, Inc. Class B	33,104	2,420

Auto Components (5.2%)
BorgWarner, Inc. *	52,212	3,462

Capital Markets (4.2%)
BlackRock, Inc.	14,312	2,820

Chemicals (3.2%)
Monsanto Co.	23,338	2,138

Commercial Services & Supplies (3.7%)
ADT Corp. *	53,546	2,458

Consumer Finance (4.6%)
Capital One Financial Corp.	53,268	3,068

Health Care Providers & Services (2.0%)
Express Scripts Holding Co. *	24,885	1,340

Hotels, Restaurants & Leisure (4.0%)
McDonald's Corp.	30,434	2,649

Industrial Gases (4.2%)
Praxair, Inc.	26,160	2,805

Insurance (2.0%)
American International Group, Inc. *	41,244	1,366

Internet & Catalog Retail (1.7%)
Amazon.com, Inc. *	4,396	1,108

Internet Software & Services (8.2%)
eBay, Inc. *	57,276	3,025
Google, Inc. Class A *	3,470	2,424
		5,449
IT Services (3.6%)
Visa, Inc. Class A	15,917	2,383

Machinery (4.6%)
Cummins, Inc.	31,293	3,072

Media (4.8%)
Discovery Communications, Inc. Class C *	57,093	3,213

Oil, Gas & Consumable Fuels (10.6%)
Enbridge Energy Management LLC *	68,666	2,026
Kinder Morgan, Inc.	77,477	2,619
Occidental Petroleum Corp.	32,899	2,474
		7,119
Pharmaceuticals (3.6%)
Novartis AG ADR	39,231	2,434

Professional Services (2.3%)
Nielsen Holdings NV *	55,250	1,565

Real Estate Investment Trusts (REITs) (5.9%)
American Tower Corp.	52,811	3,957

Road & Rail (5.2%)
Union Pacific Corp.	28,145	3,456

Total Common Stocks (Cost $53,294)		61,776

Short-Term Investments (6.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $4,365)	4,365,288	4,365

Total Investments## (98.9%) (Cost $57,659)		66,141

Cash, receivables and other assets, less liabilities (1.1%)		733

Total Net Assets (100.0%)		$ 66,874

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Small Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.4%)

Aerospace & Defense (3.4%)
DigitalGlobe, Inc. *	57,700	1,439
HEICO Corp.	55,632	2,291
		3,730
Air Freight & Logistics (1.0%)
Echo Global Logistics, Inc. *	61,700	1,084

Biotechnology (3.6%)
Alkermes PLC *	74,100	1,431
Cubist Pharmaceuticals, Inc. *	23,800	966
Myriad Genetics, Inc. *	52,600	1,511
		3,908
Chemicals (1.3%)
American Vanguard Corp.	43,900	1,460

Commercial Banks (4.8%)
SCBT Financial Corp.	34,900	1,352
Signature Bank NY *	26,400	1,852
Texas Capital Bancshares, Inc. *	45,800	2,063
		5,267
Commercial Services & Supplies (3.8%)
Healthcare Services Group, Inc.	70,500	1,658
InnerWorkings, Inc. *	101,600	1,322
Tetra Tech, Inc. *	44,700	1,151
		4,131
Diversified Consumer Services (1.0%)
Steiner Leisure Ltd. *	23,300	1,072

Diversified Financial Services (1.3%)
Marlin Business Services Corp.	82,172	1,421

Electrical Equipment (3.4%)
AZZ, Inc.	39,200	1,494
Generac Holdings, Inc.	30,900	1,008
Polypore International, Inc. *	31,100	1,277
		3,779
Food & Staples Retailing (3.3%)
PriceSmart, Inc.	29,400	2,279
United Natural Foods, Inc. *	25,300	1,310
		3,589
Food Products (2.6%)
Hain Celestial Group, Inc. *	24,600	1,483
Smart Balance, Inc. *	113,700	1,413
		2,896
Health Care Equipment & Supplies (6.4%)
Cyberonics, Inc. *	31,200	1,613
DexCom, Inc. *	104,300	1,364
ICU Medical, Inc. *	27,900	1,643
Quidel Corp. *	61,200	1,073
Volcano Corp. *	48,300	1,317
		7,010
Health Care Providers & Services (6.3%)
Acadia Healthcare Co, Inc. *	63,195	1,450
Air Methods Corp. *	19,787	2,160
MWI Veterinary Supply, Inc. *	16,000	1,786
U.S. Physical Therapy, Inc.	55,853	1,493
		6,889
Health Care Technology (1.2%)
HealthStream, Inc. *	56,400	1,338

Hotels, Restaurants & Leisure (1.1%)
Orient-Express Hotels Ltd. Class A *	101,053	1,246

Internet & Catalog Retail (1.4%)
HSN, Inc.	28,300	1,497

Internet Software & Services (2.7%)
Cornerstone OnDemand, Inc. *	49,800	1,396
CoStar Group, Inc. *	17,600	1,529
		2,925
IT Services (6.3%)
CoreLogic, Inc. *	43,000	1,111
InterXion Holding NV *	92,100	2,000
MAXIMUS, Inc.	20,500	1,291
Syntel, Inc.	23,000	1,384
Virtusa Corp. *	75,100	1,176
		6,962
Machinery (2.7%)
Actuant Corp. Class A	53,900	1,551
TriMas Corp. *	56,800	1,471
		3,022
Media (1.4%)
Lions Gate Entertainment Corp. *	92,000	1,507

Oil, Gas & Consumable Fuels (5.0%)
Bonanza Creek Energy, Inc. *	54,400	1,289
Kodiak Oil & Gas Corp. *	157,700	1,353
Oasis Petroleum, Inc. *	48,500	1,466
Rosetta Resources, Inc. *	31,900	1,434
		5,542
Pharmaceuticals (1.5%)
Akorn, Inc. *	119,700	1,615

Professional Services (1.6%)
On Assignment, Inc. *	88,300	1,760

Road & Rail (1.6%)
Old Dominion Freight Line, Inc. *	52,771	1,765

Semiconductors & Semiconductor Equipment (2.0%)
Cavium, Inc. *	62,300	2,195

Software (13.4%)
Accelrys, Inc. *	111,857	985
Aspen Technology, Inc. *	62,700	1,630
Bottomline Technologies, Inc. *	62,300	1,527
CommVault Systems, Inc. *	31,200	2,070
Guidance Software, Inc. *	112,700	1,257
NetSuite, Inc. *	19,200	1,145
Tyler Technologies, Inc. *	36,561	1,715
Ultimate Software Group, Inc. *	46,100	4,357
		14,686
Specialty Retail (12.0%)
ANN, Inc. *	40,900	1,372
Cabela's, Inc. *	32,400	1,548
Chico's FAS, Inc.	72,500	1,352
Hibbett Sports, Inc. *	30,400	1,634
Tractor Supply Co.	44,800	4,015
Ulta Salon Cosmetics & Fragrance, Inc.	16,300	1,634
Vitamin Shoppe, Inc. *	27,200	1,612
		13,167
Textiles, Apparel & Luxury Goods (2.3%)
Movado Group, Inc.	32,900	1,141
Oxford Industries, Inc.	24,800	1,355
		2,496
Total Common Stocks (Cost $101,105)		107,959

Short-Term Investments (1.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,168)	1,168,023	1,168

Total Investments## (99.5%) (Cost $102,273)		109,127

Cash, receivables and other assets, less liabilities (0.5%)		551

Total Net Assets (100.0%)		$ 109,678

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Socially Responsive Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.0%)

Auto Components (2.0%)
BorgWarner, Inc. *	558,300	37,015

Capital Markets (4.2%)
BlackRock, Inc.	179,120	35,294
Lazard Ltd. Class A	1,401,700	41,280
		76,574
Chemicals (2.0%)
Ecolab, Inc.	508,694	36,667

Commercial Services & Supplies (1.6%)
Herman Miller, Inc.	1,388,850	29,333

Consumer Finance (2.0%)
American Express Co.	663,825	37,108

Diversified Financial Services (4.0%)
CME Group, Inc.	651,861	36,028
IntercontinentalExchange, Inc. *	276,485	36,538
		72,566
Electronic Equipment, Instruments & Components (2.6%)
National Instruments Corp.	1,905,652	46,345

Energy Equipment & Services (2.7%)
Cameron International Corp. *	926,500	49,985

Food Products (8.5%)
J.M. Smucker Co.	548,110	48,486
McCormick & Co., Inc.	549,331	35,464
Unilever NV	1,863,465	70,495
		154,445
Health Care Equipment & Supplies (6.1%)
Becton, Dickinson & Co.	701,630	53,794
Covidien PLC	991,435	57,612
		111,406
Household Durables (0.9%)
Newell Rubbermaid, Inc.	775,291	16,909

Household Products (3.6%)
Procter & Gamble Co.	931,165	65,023

Industrial Conglomerates (8.0%)
3M Co.	628,959	57,204
Danaher Corp.	1,632,200	88,090
		145,294
Industrial Gases (1.9%)
Praxair, Inc.	324,745	34,816

Insurance (4.0%)
Progressive Corp.	3,467,665	73,688

Internet Software & Services (3.4%)
Google, Inc. Class A *	87,481	61,094

IT Services (1.5%)
MasterCard, Inc. Class A	56,818	27,766

Machinery (2.4%)
Pall Corp.	740,295	44,033

Media (4.9%)
Comcast Corp. Class A Special	1,025,180	36,947
Scripps Networks Interactive, Inc. Class A	898,170	53,028
		89,975
Multiline Retail (2.9%)
Target Corp.	843,140	53,227

Oil, Gas & Consumable Fuels (8.8%)
BG Group PLC	3,519,229	60,330
Cimarex Energy Co.	823,154	49,488
Noble Energy, Inc.	520,705	50,899
		160,717
Pharmaceuticals (3.3%)
Roche Holding AG	304,805	59,994

Road & Rail (1.8%)
J.B. Hunt Transport Services, Inc.	551,150	32,766

Semiconductors & Semiconductor Equipment (9.3%)
Altera Corp.	2,439,281	79,008
Texas Instruments, Inc.	3,047,600	89,813
		168,821
Specialty Chemicals (0.8%)
Novozymes A/S	505,440	13,922

Specialty Retail (3.0%)
O'Reilly Automotive, Inc. *	579,850	54,552

Trading Companies & Distributors (1.8%)
W.W. Grainger, Inc.	172,310	33,432

Total Common Stocks (Cost $1,511,694)		1,787,473

Short-Term Investments (1.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $32,566)	32,565,803	32,566

Certificates of Deposit (0.0%)
Carver Federal Savings, 0.19%, due 12/24/12	100,000	100
Self Help Credit Union, 0.50%, due 1/29/13	250,000	250
Self Help Credit Union, 0.50%, due 2/16/13	250,000	250

Total Certificates of Deposit# (Cost $600)		600

Total Investments## (99.8%) (Cost $1,544,860)		1,820,639

Cash, receivables and other assets, less liabilities (0.2%)		3,131

Total Net Assets (100.0%)		$1,823,770

See Notes to Schedule of Investments

NOVEMBER 30, 2012

Schedule of Investments Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (91.6%)

Air Freight & Logistics (0.5%)
FedEx Corp.	156	14

Airlines (1.1%)
Delta Air Lines, Inc. *	1,380	14
Southwest Airlines Co.	1,845	17
		31

Auto Components (0.4%)
BorgWarner, Inc. *	162	11

Automobiles (1.5%)
Ford Motor Co.	3,713	42

Beverages (0.4%)
Constellation Brands, Inc. Class A *	283	10

Capital Markets (9.8%)
Bank of New York Mellon Corp.	2,254	54
Charles Schwab Corp.	2,192	29
Goldman Sachs Group, Inc.	882	104
Invesco Ltd.	1,982	49
Morgan Stanley	2,345	40
		276

Chemicals (2.9%)
LyondellBasell Industries NV Class A	784	39
Monsanto Co.	456	42
		81

Commercial Banks (5.4%)
Regions Financial Corp.	3,340	22
SunTrust Banks, Inc.	800	22
Wells Fargo & Co.	2,650	87
Zions Bancorp	1,083	22
		153

Communications Equipment (1.3%)
Cisco Systems, Inc.	1,887	36

Computers & Peripherals (0.5%)
SanDisk Corp. *	370	14

Consumer Finance (0.4%)
Discover Financial Services	292	12

Containers & Packaging (0.3%)
Sealed Air Corp.	572	10

Diversified Financial Services (11.5%)
Bank of America Corp.	6,109	60
Citigroup, Inc.	3,112	108
JPMorgan Chase & Co.	3,436	141
Moody's Corp.	291	14
		323

Diversified Telecommunication Services (0.3%)
AT&T, Inc.	261	9

Electric Utilities (0.5%)
PPL Corp.	462	14

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	835	10

Energy Equipment & Services (5.2%)
Baker Hughes, Inc.	461	20
Diamond Offshore Drilling, Inc.	610	42
Halliburton Co.	348	12
McDermott International, Inc. *	2,139	22
Schlumberger Ltd.	714	51
		147

Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp. *	4,201	23
Zimmer Holdings, Inc.	224	15
		38

Health Care Providers & Services (1.6%)
Aetna, Inc.	561	24
Cigna Corp.	280	15
HCA Holdings, Inc.	213	7
		46

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	1,441	56

Industrial Conglomerates (4.0%)
General Electric Co.	5,288	112

Insurance (4.1%)
American International Group, Inc. *	1,393	46
Lincoln National Corp.	1,702	42
MetLife, Inc.	194	6
Reinsurance Group of America, Inc.	405	21
		115

Internet Software & Services (0.6%)
Yahoo! Inc. *	942	18

IT Services (0.3%)
Global Payments, Inc.	229	10

Machinery (8.6%)
Caterpillar, Inc.	694	59
Cummins, Inc.	376	37
Deere & Co.	519	44
Dover Corp.	543	34
Joy Global, Inc.	833	47
PACCAR, Inc.	447	20
		241

Media (1.3%)
Comcast Corp. Class A	714	26
Gannett Co., Inc.	545	10
		36

Metals & Mining (6.3%)
Alcoa, Inc.	879	7
BHP Billiton Ltd. ADR	551	40
Freeport-McMoRan Copper & Gold, Inc.	1,766	69
Newmont Mining Corp.	956	45
Nucor Corp.	392	16
		177

Multiline Retail (0.8%)
Target Corp.	356	22

Oil, Gas & Consumable Fuels (11.4%)
Anadarko Petroleum Corp.	291	21
Cabot Oil & Gas Corp.	320	15
Chevron Corp.	648	69
Exxon Mobil Corp.	1,600	141
Occidental Petroleum Corp.	178	14
Range Resources Corp.	990	63
		323

Pharmaceuticals (2.4%)
Johnson & Johnson	575	40
Merck & Co., Inc.	623	28
		68

Road & Rail (0.9%)
CSX Corp.	1,224	24

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	1,265	25

Software (1.4%)
Microsoft Corp.	941	25
Oracle Corp.	459	15
		40

Specialty Retail (1.3%)
Urban Outfitters, Inc. *	964	36

Total Common Stocks
(Cost $2,448)		2,580

Exchange Traded Funds (0.3%)
SPDR Gold Shares * (Cost $9)	53	9

Short-Term Investments (5.1%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $145)	145,358	145

Total Investments## (97.0%)
(Cost $2,602)		2,734

Cash, receivables and other assets, less liabilities (3.0%)		84

Total Net Assets (100.0%)		$2,818

See Notes to Schedule of Investments

Notes to Schedule of Investments

†

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Thematic Opportunities Fund (“Global Thematic Opportunities”), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Fund (“International”), Neuberger Berman International Equity Fund (“International Equity”) (formerly, Neuberger Berman International Institutional Fund), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”) (formerly, Neuberger Berman Partners Fund), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”) (formerly, Neuberger Berman Regency Fund), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”) (formerly, Neuberger Berman Large Cap Value Fund), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Liquid Reserves Fund Institutional Class, State Street Institutional Treasury Money Market Fund Institutional Class, and State Street Institutional Treasury Plus Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of  November 30, 2012:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total
Emerging Markets Equity
Investments:
Common Stocks§
Brazil	$17,426	$-	$0	$17,426
Chile	1,821	-	-	1,821
China	41,531	-	-	41,531
Colombia	6,591	-	-	6,591
Czech Republic	2,011	-	-	2,011
India	16,726	-	-	16,726
Indonesia	6,316	-	-	6,316
Israel	-	2,120	-	2,120
Korea	22,274	-	-	22,274
Malaysia	5,018	-	-	5,018
Mexico	11,233	-	-	11,233
Peru	2,252	-	-	2,252
Philippines	-	2,342	-	2,342
Qatar	-	1,854	-	1,854
Russia	12,867	-	-	12,867
South Africa	8,593	-	-	8,593
Taiwan, Province of China	9,401	-	-	9,401
Thailand	5,049	-	-	5,049
Turkey	5,531	-	-	5,531
United Arab Emirates	2,069	-	-	2,069
United Kingdom	12,372	-	-	12,372
Total Common Stocks	189,081	6,316	0	195,397

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Short-Term Investments	-	4,979	-	4,979
Total Investments	189,081	11,295	0	200,376
Equity Income
Investments:
Common Stocks
Aerospace & Defense	20,484	-	-	20,484
Beverages	17,097	-	-	17,097
Capital Markets	37,733	-	-	37,733
Chemicals	-	41,890	-	41,890
Communications Equipment	26,852	-		26,852
Diversified Telecommunication Services	134,416	-	-	134,416
Electric Utilities	158,601	-	-	158,601
Food Products	51,865	-	-	51,865
Gas Utilities	22,928	-	-	22,928
Household Durables	34,457	-	-	34,457
Machinery	2,722	-	-	2,722
Media	35,982	20,982	-	56,964
Metals & Mining	167,265	-	-	167,265
Multi-Utilities	188,448	-	-	188,448
Oil, Gas & Consumable Fuels	231,989	-	-	231,989
Pharmaceuticals	183,448	-	-	183,448
Real Estate Investment Trusts	489,403	-	-	489,403
Semiconductors & Semiconductor Equipment	73,457	-	-	73,457
Software	26,753	-	-	26,753
Thrifts & Mortgage Finance	40,331	-	-	40,331
Tobacco	31,638	-	-	31,638
Transportation Infrastructure	26,195	-	-	26,195
Water Utilities	25,693	-	-	25,693
Wireless Telecommunication Services	123,596	-	-	123,596
Total Common Stocks	2,151,353	62,872	-	2,214,225
Exchange Traded Funds	22,586	-	-	22,586
Convertible Preferred Stocks	12,092	-		12,092
Convertible Bonds	-	333,655	-	333,655
Short-Term Investments	-	60,414	-	60,414
Total Investments	2,186,031	456,941	-	2,642,972
Focus
Investments:
Common Stocks§	568,192	-	-	568,192
Short-Term Investments	-	22,503	-	22,503
Total Investments	568,192	22,503	-	590,695
Genesis
Investments:
Common Stocks
Air Freight & Logistics	56,611	-	-	56,611
Auto Components	43,744	-	-	43,744
Beverages	105,109	-	-	105,109
Building Products	36,489	-	-	36,489
Capital Markets	43,550	-	-	43,550
Chemicals	605,883	-	-	605,883
Commercial Banks	348,677	-	-	348,677
Commercial Services & Supplies	617,252	-	-	617,252
Communications Equipment	78,191	-	-	78,191
Construction Materials	10,245			10,245
Containers & Packaging	331,799	-	-	331,799
Distributors	116,057	-	-	116,057
Electrical Equipment	38,738	-	-	38,738
Electronic Equipment, Instruments & Components	222,716	-	-	222,716

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Energy Equipment & Services	442,154	-	-	442,154
Food & Staples Retailing	193,926	-	-	193,926
Food Products	253,450	-	-	253,450
Gas Utilities	252,200	-	-	252,200
Health Care Equipment & Supplies	797,498	-	-	797,498
Health Care Providers & Services	496,662	-	-	496,662
Hotels, Restaurants & Leisure	231,132	-	-	231,132
Household Durables	30,482	-	-	30,482
Household Products	322,301	-	-	322,301
Industrial Conglomerates	89,604	-	-	89,604
Insurance	374,381	-	-	374,381
IT Services	184,192	-	-	184,192
Leisure Equipment & Products	197,287	-	-	197,287
Life Sciences Tools & Services	160,387	-	-	160,387
Machinery	1,193,485	-	-	1,193,485
Metals & Mining	382,252	-	-	382,252
Office Electronics	97,748	-	-	97,748
Oil, Gas & Consumable Fuels	425,390	-	-	425,390
Paper & Forest Products	36,990	11,358	-	48,348
Professional Services	60,304	-	-	60,304
Real Estate Management & Development	140,746	-	-	140,746
Road & Rail	20,047	-	-	20,047
Semiconductors & Semiconductor Equipment	182,606	-	-	182,606
Software	737,558		-	737,558
Specialty Retail	390,587	-	-	390,587
Textiles, Apparel & Luxury Goods	62,123	-	-	62,123
Thrifts & Mortgage Finance	247,554	-	-	247,554
Trading Companies & Distributors	231,978	-	-	231,978
Water Utilities	93,365	-	-	93,365
Total Common Stocks	10,983,450	11,358	-	10,994,808
Exchange Traded Funds	53,105	-	-	53,105
Short-Term Investments	-	483,061	-	483,061
Total Investments	11,036,555	494,419	-	11,530,974
Global Equity
Investments:
Common Stocks§
Australia	28	-	-	28
Belgium	60	-	-	60
Canada	272	-	-	272
China	47	-	-	47
France	126	-	-	126
Germany	214	-	-	214
Indonesia	49	-	-	49
Israel	21	24	-	45
Japan	205	-	-	205
Korea	120	-	-	120
Netherlands	110	-	-	110
Norway	57	-	-	57
Russia	46	-	-	46
Singapore	61	-	-	61
Sweden	126	-	-	126
Switzerland	295	-	-	295
United Kingdom	336	-	-	336
United States	2,375	-	-	2,375
Total Common Stocks	4,548	24	-	4,572

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Short-Term Investments	-	134	-	134
Total Investments	4,548	158	-	4,706
Global Thematic Opportunities
Investments:
Common Stocks§
Australia	538	-	-	538
Brazil	535	-	-	535
Canada	2,254	-	-	2,254
Chile	928	-	-	928
China	4,621	-	-	4,621
Hong Kong	3,003	-	-	3,003
India	1,270	-	-	1,270
Indonesia	3,115	-	-	3,115
Israel	-	1,306	-	1,306
Japan	3,937	-	-	3,937
Korea	1,149	-	-	1,149
Netherlands	1,097	-	-	1,097
Philippines	-	1,922	-	1,922
Switzerland	2,552	-	-	2,552
Thailand	550	783	-	1,333
United States	18,929	-	-	18,929
Total Common Stocks	44,478	4,011	-	48,489
Exchange Traded Funds	1,693	-	-	1,693
Short-Term Investments	-	278	-	278
Total Investments	46,171	4,289	-	50,460
Guardian
Investments:
Common Stocks§	1,093,175	-	-	1,093,175
Short-Term Investments	-	41,335	-	41,335
Total Investments	1,093,175	41,335	-	1,134,510
International
Investments:
Common Stocks§
Australia	4,434	-	-	4,434
Belgium	4,845	-	-	4,845
Brazil	-	-	9	9
Canada	20,698	-	-	20,698
Chile	2,631	-	-	2,631
China	3,997	-	-	3,997
Czech Republic	680	-	-	680
Denmark	6,908	-	-	6,908
France	16,081	-	-	16,081
Germany	21,549	-	-	21,549
Indonesia	1,293	-	-	1,293
Ireland	1,817	-	-	1,817
Israel	2,858	1,376	-	4,234
Japan	35,920	-	-	35,920
Korea	8,629	-	-	8,629
Netherlands	13,116	-	-	13,116
Norway	6,599	-	-	6,599
Russia	3,906	-	-	3,906
Singapore	2,577	-	-	2,577
Sweden	8,163	-	-	8,163
Switzerland	32,261	-	-	32,261
Turkey	1,194	-	-	1,194
United Kingdom	47,409	-	-	47,409
Total Common Stocks	247,565	1,376	9	248,950
Rights§	0	-	-	0
Short-Term Investments	-	8,656	-	8,656
Total Investments	247,565	10,032	9	257,606

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

International Equity
Investments:
Common Stocks§
Australia	8,268	-	-	8,268
Belgium	9,044	-	-	9,044
Canada	38,637	-	-	38,637
Chile	4,907	-	-	4,907
China	7,467	-	-	7,467
Czech Republic	1,280	-	-	1,280
Denmark	12,921	-	-	12,921
France	30,084	-	-	30,084
Germany	40,255	-	-	40,255
Indonesia	2,412	-	-	2,412
Ireland	3,392	-	-	3,392
Israel	5,388	2,575	-	7,963
Japan	67,131	-	-	67,131
Korea	16,214	-	-	16,214
Netherlands	24,482	-	-	24,482
Norway	12,313	-	-	12,313
Russia	7,296	-	-	7,296
Singapore	4,816	-	-	4,816
Sweden	15,225	-	-	15,225
Switzerland	60,262	-	-	60,262
Turkey	2,228	-	-	2,228
United Kingdom	88,686	-	-	88,686
Total Common Stocks	462,708	2,575	-	465,283
Rights§	0	-	-	0
Short-Term Investments	-	27,139	-	27,139
Total Investments	462,708	29,714	-	492,422
International Large Cap
Investments:
Common Stocks§
Australia	2,979	-	-	2,979
Belgium	5,302	-	-	5,302
Canada	10,236	-	-	10,236
Chile	2,114	-	-	2,114
China	2,545	-	-	2,545
Colombia	1,360	-	-	1,360
Czech Republic	550	-	-	550
Denmark	6,926	-	-	6,926
France	17,051	-	-	17,051
Germany	18,933	-	-	18,933
India	1,486	-	-	1,486
Indonesia	1,032	-	-	1,032
Israel	2,849	1,680	-	4,529
Japan	18,843	-	-	18,843
Korea	8,499	-	-	8,499
Netherlands	9,738	-	-	9,738
Norway	2,471	-	-	2,471
Russia	3,072	-	-	3,072
Singapore	2,040	-	-	2,040
Sweden	8,024	-	-	8,024
Switzerland	29,558	-	-	29,558
United Kingdom	38,139	-	-	38,139
Total Common Stocks	193,747	1,680	-	195,427
Rights§	0	-	-	0
Short-Term Investments	-	9,380	-	9,380
Total Investments	193,747	11,060	-	204,807

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Intrinsic Value
Investments:
Common Stocks§	144,205	-	-	144,205
Short-Term Investments	-	6,768	-	6,768
Total Investments	144,205	6,768	-	150,973
Large Cap Disciplined Growth
Investments:
Common Stocks§	632,223	-	-	632,223
Short-Term Investments	-	14,956	-	14,956
Total Investments	632,223	14,956	-	647,179
Large Cap Value
Investments:
Common Stocks§	1,467,993	-	-	1,467,993
Exchange Traded Funds	3,100	-	-	3,100
Short-Term Investments	-	26,552	-	26,552
Total Investments	1,471,093	26,552	-	1,497,645
Mid Cap Growth
Investments:
Common Stocks§	631,933	-	-	631,933
Short-Term Investments	-	26,706	-	26,706
Total Investments	631,933	26,706	-	658,639
Mid Cap Intrinsic Value
Investments:
Common Stocks§	56,454	-	-	56,454
Short-Term Investments	-	294	-	294
Total Investments	56,454	294	-	56,748
Multi-Cap Opportunities
Investments:
Common Stocks§	600,502	-	-	600,502
Exchange Traded Funds	11,364	-	-	11,364
Short-Term Investments	-	17,243	-	17,243
Total Investments	611,866	17,243	-	629,109
Real Estate
Investments:
Common Stocks§	674,076	-	-	674,076
Short-Term Investments	-	14,602	-	14,602
Total Investments	674,076	14,602	-	688,678
Select Equities
Investments:
Common Stocks§	61,776	-	-	61,776
Short-Term Investments	-	4,365	-	4,365
Total Investments	61,776	4,365	-	66,141
Small Cap Growth
Investments:
Common Stocks§	107,959	-	-	107,959
Short-Term Investments	-	1,168	-	1,168
Total Investments	107,959	1,168	-	109,127
Socially Responsive
Investments:
Common Stocks§	1,787,473		-	1,787,473
Short-Term Investments	-	32,566	-	32,566
Certificates of Deposit	-	600	-	600
Total Investments	1,787,473	33,166	-	1,820,639
Value
Investments:
Common Stocks§	2,580	-	-	2,580
Exchange Traded Funds	9	-	-	9
Short-Term Investments	-	145	-	145
Total Investments	2,589	145	-	2,734

§	The Schedule of Investments (and Summary Schedule of Investments by Industry for the international funds) provide information on the industry for the portfolio.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

§§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/12	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 11/30/12	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/12
Investments in Securities:
Emerging Markets Equity
Common Stocks
Brazilz	$0	$-	$-	$-	$-	$-	$-	$-	$0	$0
Total	0	-	-	-	-	-	-	-	0	0
International
Common Stocks
Brazil	9	-	-	-	-	-	-	-	9	0
Total	9	-	-	-	-	-	-	-	9	0

Significant unobservable inputs developed by Management and used in the fair value measurement of the Funds’ equity investments include book value of common stock.

Following is quantitative information about significant unobservable inputs:

	Asset Class	Fair Value at 11/30/12 (000’s omitted)	Valuation Techniques	Unobservable Input	Range
Emerging Markets Equity	Common Stocks Brazil	$0	Market Pricing	Price To Book Value Ratio	0.48 – 0.62

International	Common Stocks Brazil	$9	Market Pricing	Price To Book Value Ratio	0.48 – 0.62

As of the period ending November 30, 2012, certain foreign equity securities were transferred between Level 1 to Level 2 as a result of the Fund’s procedures for valuing securities, as stated in the description of the valuation methods of foreign equity securities above. Based on beginning of period market values as of August 31 2012, approximately $2,344,000 and $778,000 was transferred from Level 1 to Level 2 for Emerging Markets Equity and Global Thematic Opportunities, respectively. Based on beginning of period market values as of August 31, 2012, approximately $4,606,000 was transferred from Level 2 to Level 1 for Emerging Markets Equity. These transfers from Level 2 to Level 1 were due to foreign exchanges being closed as of August 31, 2012 and therefore no price being readily available. As of the period ending November 30, 2012, there were no transfers in to or out of Level 3.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of November 30, 2012:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(2,106)	$-	$-	$(2,106)

#	At cost, which approximates market value.

##	At November 30, 2012, selected fund information on a U.S. federal income tax basis was as follows:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity	$186,488	$19,905	$6,017	$13,888
Equity Income	2,491,764	202,210	51,002	151,208
Focus	523,105	74,589	6,999	67,590
Genesis	7,114,772	4,480,051	63,849	4,416,202
Global Equity	4,487	377	158	219
Global Thematic Opportunities	47,091	4,403	1,034	3,369
Guardian	906,190	229,764	1,444	228,320
International	221,320	46,884	10,598	36,286
International Equity	462,788	48,905	19,271	29,634
International Large Cap	186,679	28,205	10,077	18,128
Intrinsic Value	143,306	22,294	14,627	7,667
Large Cap Disciplined Growth	589,283	69,065	11,169	57,896
Large Cap Value	1,404,314	111,777	18,446	93,331
Mid Cap Growth	495,268	170,649	7,278	163,371
Mid Cap Intrinsic Value	53,302	6,710	3,264	3,446
Multi-Cap Opportunities	590,507	45,957	7,355	38,602
Real Estate	616,148	76,881	4,351	72,530
Select Equities	57,659	8,968	486	8,482
Small Cap Growth	102,874	7,786	1,533	6,253
Socially Responsive	1,545,123	284,483	8,967	275,516
Value	2,667	98	31	67

*	Security did not produce income during the last twelve months.

‡‡	At November 30, 2012, Equity Income had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
BlackRock, Inc., Call	77	210	January 2013	$(7,000)
BlackRock, Inc., Call	250	220	April 2013	(33,000)
Deere & Co., Put	400	65	March 2013	(14,000)
Deere & Co., Put	400	67.5	March 2013	(19,000)
Digital Realty Trust, Inc., Put	400	50	April 2013	(8,000)
Digital Realty Trust, Inc., Put	500	55	April 2013	(43,000)
Digital Realty Trust, Inc., Put	500	60	April 2013	(100,000)
Franco Nevada Corp., Call	500	55	January 2013	(155,000)
Franco Nevada Corp., Call	500	60	April 2013	(155,000)
Franco Nevada Corp., Call	500	65	April 2013	(80,000)
Franco Nevada Corp., Call	250	70	April 2013	(19,000)
Market Vectors Gold Miners ETF, Put	500	47.5	December 2012	(65,000)
Market Vectors Gold Miners ETF, Put	500	47	January 2013	(98,000)
Microsoft Corp., Put	1,500	27	April 2013	(273,000)
Norfolk Southern Corp., Put	500	60	January 2013	(75,000)
Norfolk Southern Corp., Put	500	50	March 2013	(20,000)
Norfolk Southern Corp., Put	500	52.5	March 2013	(38,000)
Norfolk Southern Corp., Put	500	60	March 2013	(145,000)
PetroChina Co. Ltd., Call	400	150	March 2013	(50,000)
Philip Morris International, Inc., Put	500	75	March 2013	(16,000)
Royal Gold, Inc., Call	500	87.5	January 2013	(65,000)
Royal Gold, Inc., Put	400	65	April 2013	(55,000)
Sanofi ADR, Call	200	41	December 2012	(66,000)
Sanofi ADR, Call	500	44	March 2013	(123,000)
Sanofi ADR, Call	400	46	March 2013	(44,000)
Sanofi ADR, Call	400	47	March 2013	(30,000)
Sanofi ADR, Call	400	48	March 2013	(18,000)
Sempra Energy, Call	496	72.5	January 2013	(2,000)
Wells Fargo & Co., Put	500	28	April 2013	(24,000)
Weyerhaeuser Co., Call	500	26	January 2013	(95,000)
Weyerhaeuser Co., Call	500	27	January 2013	(60,000)
Weyerhaeuser Co., Call	500	28	April 2013	(71,000)
Weyerhaeuser Co., Call	500	29	April 2013	(40,000)
			Total	$(2,106,000)

At November 30, 2012, Equity Income had deposited $40,005,000 in a segregated account to cover requirements on put options written.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At November 30, 2012, these securities amounted to approximately $84,358,000 or 3.2% of net assets for Equity Income.

Ñ
These securities have been deemed by the investment manager to be illiquid. At November 30, 2012, these securities amounted to approximately $0 or 0.0% of net assets for Emerging Markets Equity, approximately $4,745,000 or 1.8% of net assets for International, approximately $16,811,000 or 3.4% of net assets for International Equity and approximately $0 or 0.0% of net assets for International Large Cap.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

b
These securities have been deemed by the investment manager to be illiquid. Restricted security subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2012, these securities amounted to approximately $11,358,000 or 0.1% of net assets for Genesis.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of November 30, 2012	Fair Value Percentage of Net Assets as of November 30, 2012
Genesis	Stella-Jones, Inc.	11/20/2012	$10,579	0.1%	$11,358	0.1%

C	Effective December 15, 2012. Formerly International Institutional Fund through December 14, 2012.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

‡	Security had an event of default.

Ø	All or a portion of this security was purchased on a when-issued basis. At November 30, 2012, these securities amounted to $31,474,000 and $68,462,000 for Equity Income and Real Estate, respectively.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments.

^	Affiliated issuer.

Investments in Affiliates(1):

	Balance of Shares Held August 31, 2012	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2012	Value November 30, 2012	Income from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Genesis
Abaxis, Inc.	1,208,100	-	46,300	1,161,800	43,846,332	$-*	$370,466
AG Growth International, Inc..(2)	806,800	-	245,800	561,000	18,007,707	394,390	(1,411,342)
Altisource Portfolio Solutions SA	908,370	423,300	8,000	1,323,670	140,745,831	-*	(69,270)
AmSurg Corp.	1,703,534	75,194	60,500	1,718,228	48,144,749	-*	281,059
Applied Industrial Technologies, Inc.	2,353,344	166,100	82,900	2,436,544	97,534,856	513,123	556,723
AptarGroup, Inc.	5,609,200	-	490,200	5,119,000	244,022,730	1,131,746	17,592,968
Balchem Corp.	1,596,335	-	56,700	1,539,635	55,041,951	-	(242,410)
Bally Technologies, Inc.	1,356,988	1,106,604	8,300	2,455,292	110,831,881	-*	93
Boston Beer Co., Inc.	967,419	-	37,000	930,419	105,109,434	-*	2,378,993
Brookline Bancorp, Inc.	4,067,590	-	155,600	3,911,990	33,095,435	334,160	(608,711)
CARBO Ceramics, Inc.	1,580,100	-	165,743	1,414,357	108,297,315	383,766	3,511,227
CLARCOR, Inc.	4,809,422	-	281,900	4,527,522	209,986,470	633,558	4,397,904

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Compass Minerals International, Inc.	3,512,400	-	168,000	3,344,400	255,512,160	1,655,478	5,621,658
Computer Modelling Group Ltd.	3,109,500	-	-	3,109,500	61,792,450	502,469	-
Exponent, Inc.	1,166,935	-	38,500	1,128,435	60,303,566	-*	741,999
Forrester Research, Inc..(2)	1,178,888	-	494,206	684,682	19,177,943	-	(2,316,660)
Forward Air Corp.	1,746,600	14,500	58,500	1,702,600	56,611,450	170,260	(79,697)
Haemonetics Corp.	2,570,000	-	98,300	2,471,700	200,281,851	-*	2,265,838
Harris Teeter Supermarkets, Inc.	4,774,967	86,200	174,900	4,686,267	178,031,283	668,495	51,997
Healthcare Services Group, Inc.	5,493,381	-	210,100	5,283,281	124,262,769	876,048	1,712,228
Hibbett Sports, Inc.	1,845,669	-	70,500	1,775,169	95,397,582	-*	1,887,515
Hittite Microwave Corp.	1,923,320	133,400	19,100	2,037,620	123,642,782	-*	(159,256)
ICON PLC	3,750,000	258,000	125,800	3,882,200	107,109,898	-*	(1,513,843)
Innophos Holdings, Inc.	1,811,400	20,000	69,500	1,761,900	84,412,629	618,695	(384,883)
J & J Snack Foods Corp.	1,169,046	-	44,800	1,124,246	70,715,073	151,976	1,293,353
Landauer, Inc.	501,750	-	18,200	483,550	28,809,909	275,963	7,159
Lindsay Corp.	1,077,341	-	56,491	1,020,850	80,739,027	117,731	(1,708,820)
LSB Industries, Inc.	1,372,700	-	52,400	1,320,300	44,137,629	-*	(228,945)
Meridian Bioscience, Inc.	3,382,797	-	129,500	3,253,297	65,163,539	619,874	(483,036)
MICROS Systems, Inc. .(2)	4,190,242	-	311,100	3,879,142	168,587,511	-*	6,515,441
MWI Veterinary Supply, Inc.	1,171,529	-	44,900	1,126,629	125,776,862	-*	2,173,349
Natural Gas Services Group, Inc.	829,800	-	31,700	798,100	13,136,726	-*	(139,163)
NETGEAR, Inc.	2,046,800	208,300	12,100	2,243,000	78,190,980	-*	12,237
Pason Systems, Inc. .(2)	4,182,657	-	101,300	4,081,357	68,491,692	-	(87,070)
Pool Corp.	2,690,223	164,500	84,200	2,770,523	116,057,208	443,284	1,125,075
Power Integrations, Inc.	1,071,900	490,400	7,900	1,554,400	48,357,384	77,720	(29,384)
PSS World Medical, Inc..(2)	2,914,399	-	2,914,399	-	-	-*	12,434,373
Raven Industries, Inc.	3,584,352	-	136,700	3,447,652	89,604,475	366,277	1,222,591
RLI Corp.	1,563,807	-	59,900	1,503,907	96,911,767	8,000,785	148,759
Safety Insurance Group, Inc.	1,115,749	-	42,600	1,073,149	48,173,659	643,889	(172,926)
Sensient Technologies Corp.	3,942,917	-	150,900	3,792,017	137,271,015	838,380	(240,580)
Solera Holdings, Inc.	4,402,104	-	311,451	4,090,653	211,732,199	1,063,032	5,293,568
South Jersey Industries, Inc.	1,558,844	67,600	52,300	1,574,144	78,659,976	627,435	37,445
State Street Institutional Treasury Plus Fund Institutional Class	182,460,973	389,662,854	459,422,155	112,701,672	112,701,672	15,105	-
Thermon Group Holdings, Inc.	522,718	1,047,715	4,000	1,566,433	38,737,888	-*	(3,349)
United Stationers, Inc.	4,279,541	-	208,700	4,070,841	124,934,110	551,634	(2,108,321)
Wabtec Corp.	2,699,900	-	103,400	2,596,500	219,715,830	130,190	4,117,142
West Pharmaceutical Services, Inc.	1,730,229	225,300	17,400	1,938,129	104,717,110	353,596	48,936
Westamerica Bancorporation	1,995,243	-	76,300	1,918,943	81,670,214	713,524	(347,487)
Zebra Technologies Corp.(2)	2,760,970	-	251,400	2,509,570	97,747,752	-*	382,125
Total					4,931,942,261	22,872,583	63,847,068

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940.

(2)	At November 30, 2012, the issuers of these securities were no longer affiliated with Genesis.

*	Security did not produce income during the last twelve months.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  January 25, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  January 25, 2013